[WELLS FARGO FUNDS LOGO]




SEMI-ANNUAL REPORT

MONEY MARKET FUNDS


September 30, 2000




SERVICE CLASS

CALIFORNIA TAX-FREE MONEY MARKET FUND
CASH INVESTMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
100% TREASURY MONEY MARKET FUND
PRIME INVESTMENT MONEY MARKET FUND
TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND........................................2

  CASH INVESTMENT MONEY MARKET FUND............................................4

  GOVERNMENT MONEY MARKET FUND.................................................6

  NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND............................8

  100% TREASURY MONEY MARKET FUND.............................................10

  PRIME INVESTMENT MONEY MARKET FUND..........................................12

  TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND...............................14

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND.......................................16

  CASH INVESTMENT MONEY MARKET FUND...........................................23

  GOVERNMENT MONEY MARKET FUND................................................27

  NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND...........................29

  100% TREASURY MONEY MARKET FUND.............................................38

  PRIME INVESTMENT MONEY MARKET FUND..........................................39

  TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND...............................41

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................42

  STATEMENTS OF OPERATIONS....................................................44

  STATEMENTS OF CHANGES IN NET ASSETS.........................................46

  NOTES TO STATEMENTS OF CHANGES IN NET ASSETS................................51

  FINANCIAL HIGHLIGHTS........................................................52

NOTES TO FINANCIAL HIGHLIGHTS.................................................54
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NOTES TO FINANCIAL STATEMENTS.................................................55
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LIST OF ABBREVIATIONS.........................................................60
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended September 30, 2000, was a time characterized by market volatility. The market included a significant downturn in technology stocks and attractive gains posted by bonds. In all, rapidly changing markets reinforced the importance of diversified portfolios of stocks, bonds and cash to help investors earn more balanced returns in difficult times.
   For stocks, April was the cruelest month. Against a backdrop of ongoing interest rate hikes and their potential impact on corporate earnings, both the Dow Jones Industrial Average (the Dow) and the Nasdaq Composite Index (Nasdaq) went into a tailspin, with the Nasdaq plummeting 25% over five days. Although the Nasdaq would flounder throughout the remainder of the period, the Dow staged an impressive August rally -- only to surrender its gains one month later due to concerns over corporate earnings.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Rising interest rates reflected the Federal Reserve Board's (the Fed) desire to engineer an economic slowdown and to gradually drain speculative excess out of the stock market. The interest rate increases, including an aggressive half-point increase on May 16, 2000, which ultimately achieved the desired affect. The rising interest rates benefited investors by boosting yields on shorter-term securities within money market portfolios. U.S. Government Treasury securities performed well during the second quarter and asset-and mortgage-backed securities, plus U.S. Government agency securities, assumed a leadership role in recent months.
   Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet the investor demand for safety, stability and liquidity.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets have performed over recent months, Wells Fargo Funds continue to encourage investors to think long-term. Wells Fargo Funds continue to stress the importance of a diversified portfolio, a portfolio that can capitalize on market opportunities while shielding investor holdings against a downturn in any one sector. Wells Fargo Funds offers an array of 65 mutual funds designed to meet an investor's risk tolerance and long-term goals. Thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ Michael J. Hogan
  MICHAEL J. HOGAN
  PRESIDENT,
  WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high quality, short-term, U.S. dollar denominated money market instruments, primarily municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Kevin Shaughnessy
  Mary Gail Walton

INCEPTION DATE
  01/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 1.70%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund outperformed the iMoneyNet California State Specific Institutional Money Fund Average(3) (iMoneyNet) which returned 1.68%. The Fund's Service Class shares distributed $0.02 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The second quarter was a period of rising interest rates, fueled by investors' perceptions of stronger economic growth and higher inflation. The Federal Reserve Open Market Committee upheld that view when it raised the Federal Funds' target level to 6.5% at its May meeting. Higher interest rates are also fairly characteristic of second quarters, a reflection of large cash outflows from money market funds to pay income taxes. This scenario presented the Fund with the opportunity to increase exposure to longer maturity notes at attractive yields.
   However, as the third quarter got underway, investors' expectations for additional rate increases were diminished, as economic reports indicated that the economy was slowing. Although rises in oil prices raised the specter of inflation, the overall direction of the money markets was stable, to downward.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The State of California received higher than anticipated tax payments this year, resulting in fewer note issuances and significant supply and demand imbalances. For most of the period, this lack of new issues has kept the long-term yield curve steep as far out as nine months. These events will propel the Fund to take advantage of investment opportunities in the nine to 12-month maturity range, while continuing to provide ample liquidity reserves for shareholders.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year   5-Year   Since Inception
SERVICE CLASS                     1.70     3.09     2.78           2.67

BENCHMARK

  90-DAY TREASURY BILL            3.05     5.95     5.23         4.73(4)

  IMONEYNET CALIFORNIA STATE
    SPECIFIC INSTITUTIONAL
    MONEY FUND AVERAGE            1.68     3.12     3.24         2.88(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                  3.73%

7-DAY COMPOUND YIELD                                 3.80%

30-DAY SIMPLE YIELD                                  3.31%

30-DAY COMPOUND YIELD                                3.36%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                          44 DAYS

NUMBER OF HOLDINGS                          290

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      71%

Municipal Commercial Paper  16%

Municipal Notes              9%

Municipal Bonds              3%

Municipal Put Bonds          1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     72%

270+ days     10%

30-59 days     8%

15-29 days     4%

90-179 days    3%

60-89 days     2%

180-269 days   1%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax- free and municipal money funds.
(4)  The published return closest to Fund's inception date of 01/01/92.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks to provide high current income consistent with preservation of capital and the maintenance of liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Michael Neitzke

INCEPTION DATE
  10/14/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 3.07%(1) for the six-month period ended September 30, 2000. The Fund outperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund slightly underperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average (iMoneyNet)(3) which returned 3.10%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The Fund's performance reflected a tactical reallocation of securities in the second quarter, with maturing items reinvested in long-term notes. This boosted the Fund's overall return, since longer dated items had higher yields than short-term ones. In the third quarter, however, as short-term yields held steady, reinvestments in long-term securities did not have the same positive effect upon total return. Since the Fund was already significantly extended in long maturity items, it did not seek additional investments in them. The six-month period ended with a maturity structure shortened from 74 days on March 31, 2000, to 65 days on September 30, 2000.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund believes it will be facing a stable to declining interest rate environment. With equity markets showing significant volatility and risks, investors may be expected to move their investments from slumping stocks into U.S. Treasury Securities. As well, foreign investors, fleeing from the weakening euro, are increasingly pouring money into U.S. Treasury Securities. Other economic factors, such as the accelerated pay-down of U.S. Treasury debt, a slowdown in economic expansion and stronger money growth, will contribute to a climate of declining interest rates. The Fund, which aims to maintain a stable asset value of $1.00 per share, is well positioned to weather any interest rate climate.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
SERVICE CLASS                     3.07    5.89    5.35     4.99

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET FIRST TIER
    INSTITUTIONAL MONEY FUND
    AVERAGE                       3.10    5.89    5.37     5.04

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                        6.24%

7-DAY COMPOUND YIELD                       6.44%

30-DAY SIMPLE YIELD                        6.24%

30-DAY COMPOUND YIELD                      6.42%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                                    65 DAYS

NUMBER OF HOLDINGS                                    143

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    72%

Floating/Variable Rate Notes/Bonds  10%

Certificate of Deposits              6%

Corporate Bonds                      5%

Asset-Backed Securities              3%

Repurchase Agreements                2%

Time Deposits                        2%

  MATURITY DISTRIBUTION
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90-179 days   35%

2-14 days     31%

15-29 days    17%

30-59 days    10%

60-89 days     5%

270+ days      1%

180-269 days   1%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Government Money Market Fund (the Fund) seeks to provide high current income consistent with the preservation of capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  11/16/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 3.00%(1) for the six-month period ended September 30, 2000. The Fund slightly underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund also slightly underperformed its peer group, the iMoneyNet Government Institutional Money Fund Average (iMoneyNet)(3) that returned 2.98%. The Fund's Service
  Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   To take advantage of higher returns in repurchase agreements, maturing securities were reinvested in repurchase agreements, thereby boosting the Fund's overall yield. Once the Fund's overnight limit in repurchase agreements was reached, longer-term securities in the six-month to one-year maturity range were purchased. By the end of the period, the average maturity of the Fund was 60 days, compared to 45 days on June 30, 2000.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The second and third quarters were characterized by contrasting money market climates. While interest rates rose and economic growth was strong in the second quarter, the third quarter saw a slowdown in economic expansion, a stronger rate of money growth and accelerated pay-downs of U.S. Treasury debt. In light of these events, the Fund is preparing for a probable soft landing of the U.S. economy, and will manage holdings in anticipation of a stable to declining interest rate market. However, if unexpected economic events alter this scenario, the Fund is positioned to perform well in any interest rate market.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
SERVICE CLASS                     3.00    5.69    5.15     4.78

BENCHMARKS

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET GOVERNMENT
    INSTITUTIONAL MONEY FUND
    AVERAGE                       2.98    5.60    5.16     4.85

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                        6.14%

7-DAY COMPOUND YIELD                       6.33%

30-DAY SIMPLE YIELD                        6.08%

30-DAY COMPOUND YIELD                      6.25%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                          60 DAYS

NUMBER OF HOLDINGS                           37

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Repurchase Agreements  55%

FNMA                   16%

FHLMC                  15%

FHLB                   13%

SLMA                    1%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     57%

90-179 days   18%

60-89 days    10%

30-59 days     5%

270+ days      4%

180-269 days   4%

15-29 days     2%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly single class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market Fund), its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Government Institutional Money Fund Average is an average of all government institutional funds.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks to provide current income exempt from federal income taxes consistent with preservation of capital and the maintenance of liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Kevin Shaughnessy
  Mary Gail Walton

INCEPTION DATE
  01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 1.96%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund slightly outperformed the iMoneyNet Tax-Free Institutional Fund Average (iMoneyNet)(3) which returned 1.91%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria utilized in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   During the second quarter, maturing securities were reinvested at higher yields, thereby boosting the Fund's overall yield. As longer-term securities had higher yields than shorter-term securities, the Fund reinvested in the former, thereby extending the maturity structure of the portfolio.
   The municipal market yield curve flattened considerably during the third quarter, with three-month notes rising 30 basis points but one-year notes rising only 10 basis points. The Fund took advantage of the yield advantage in long-term securities. This left the Fund with a longer average maturity structure than that of its peer group, iMoneyNet.
   In coming months, the objective of the Fund will be to weather the impact of heavy tax payments on tax-free securities, an event which may cause investors to seek shelter in non-government investments. Therefore, it will seek to maintain liquidity for possible shareholder redemptions. Although the Fund generally strives to hold securities to maturity, it is prepared to sell holdings if market opportunities emerge or to fund shareholder redemptions.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the economy is headed for a soft landing, with stable to declining interest rates over the coming months. The outlook for improvements in short-term yields is dim, in view of the decision by the Federal Reserve Board in August to keep interest rates unchanged. However, long-term yields increased slightly in reaction to market fears over energy price hikes and inflationary pressures. These events suggest continued volatility in interest rates. However, the Fund is consistently managed to maintain a stable asset value of $1.00 per share regardless of market volatility.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
SERVICE CLASS                     1.96    3.60    3.30     3.21

BENCHMARK

  IMONEYNET TAX-FREE
    INSTITUTIONAL MONEY FUND
    AVERAGE                       1.91    3.54    3.23     3.21

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                  4.50%

7-DAY COMPOUND YIELD                                 4.60%

30-DAY SIMPLE YIELD                                  4.01%

30-DAY COMPOUND YIELD                                4.08%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                 56 DAYS

NUMBER OF HOLDINGS                          202

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Demand Notes      73%

Municipal Notes             12%

Municipal Put Bonds          7%

Municipal Commercial Paper   4%

Municipal Bonds              3%

Banker's Acceptance Notes    1%

  MATURITY DISTRIBUTION
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     72%

90-179 days   13%

270+ days      8%

180-269 days   4%

60-89 days     1%

15-29 days     1%

30-59 days     1%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds includes Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds under six months, Put Bonds over six months, AMT Paper and Other Tax- Free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local personal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  12/03/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 2.81%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. However, the Fund only slightly underperformed its peer group, the iMoneyNet Treasury Institutional Fund Average (iMoneyNet)(3) that returned 2.83%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   Throughout the period, repurchase agreements offered investors a higher return than any U.S. Treasury Security available to money market funds. Two cash management bills issued by the U.S. Treasury in August managed to push yields out to six-months. The government agency securities curve flattened substantially over the period, with one-year agency yields declining by more than 15 basis points in September, while short-term yields rose slightly. The U.S. Treasury curve also flattened, with the short end rising and the long end falling.
   The Fund was able to take advantage of these market events by reinvesting maturing securities in repurchase agreements, thereby boosting its overall yield. Once the Fund's overnight limit was reached in repurchase agreements, the Fund then purchased term securities in the six-month to one-year range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   On a valuation basis, current yields look attractive. The annual inflation rate is 2.4%. With a historical premium above core inflation of 2.5% to 3%, long-term Treasury yields should be 5% to 5.5%. Yet U. S. Treasury yields are currently above those levels. If the projected economic slowdown lowers inflation to 1.5%, then prospects appear strong for declining U. S. Treasury yields. The Fund expects interest rates to remain stable or fall in the coming months, as the economy enters a new era of slower economic growth. The Fund is well positioned to maintain a stable $1.00 per share valuation in any interest rate market.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year   5-Year   Since Inception
SERVICE CLASS                     2.81     5.34     4.89           4.54

BENCHMARK

  90-DAY U.S. TREASURY BILL       3.05     5.95     5.23           4.83(4)

  IMONEYNET TREASURY
    INSTITUTIONAL FUND AVERAGE    2.83     5.35      N/A            N/A

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                  5.73%

7-DAY COMPOUND YIELD                                 5.90%

30-DAY SIMPLE YIELD                                  5.80%

30-DAY COMPOUND YIELD                                5.96%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE COUPON                   57 DAYS

NUMBER OF HOLDINGS                           21

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Bills  73%

U.S. Treasury Notes  27%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-59 days   45%

60-89 days   21%

90-179 days  16%

2-14 days    14%

15-29 days    4%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Fund was reorganized into the Wells Fargo Fund.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Treasury Institutional Fund Average includes only institutional government funds that hold 100% in U.S. Treasury Securities.
(4)  The published return closest to the Fund's inception date of 12/03/90.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks to provide current income, while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Michael Neitzke

INCEPTION DATE
  09/02/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 3.05%(1) for the six-month period ended September 30, 2000. The Fund matched its benchmark, the 90-Day Treasury Bill(2), which also returned 3.05%. However, the Fund underperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average (iMoneyNet)(3) that returned 3.10%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   The Fund's AAA rating restricts it to a shorter average maturity structure. This was highly beneficial during the second quarter, as high interest rates boosted the Fund's overall return. In the third quarter, however, performance was diminished by declines in long-term yields and market indications of declining interest rates and slower economic growth.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's short maturity structure performs best in climates of rising interest rates. Since the economic forecast is for stable to declining interest rates, the Fund will concentrate on its core objectives of liquidity and stability, while emphasizing a solid value criterion as the basis for new investments. Through a value-added selection process, the Fund will continue to seek to outperform its peer groups in the coming months.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                     6-Month  1-Year  Since Inception
SERVICE CLASS                          3.05    5.82           5.30

BENCHMARK

  90-DAY TREASURY BILL                 3.05    5.95           5.26(4)

  IMONEYNET FIRST TIER
    INSTITUTIONAL MONEY FUND
    AVERAGE                            3.10    5.89           5.38(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                  6.16%

7-DAY COMPOUND YIELD                                 6.35%

30-DAY SIMPLE YIELD                                  6.14%

30-DAY COMPOUND YIELD                                6.32%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                          28 DAYS

NUMBER OF HOLDINGS                           41

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    72%

Time Deposits                       12%

Repurchase Agreements                8%

Floating/Variable Rate Notes/Bonds   5%

Banker's Acceptance Notes            3%

  MATURITY DISTRIBUTION
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days    52%

15-29 days   24%

90-179 days  13%

60-89 days    7%

30-59 days    4%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury Securities, U.S. Other Securities, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier CP, Floating Rate Notes and Asset-Backed Commercial Paper.
(4)  The published return closest to Fund's inception date of 09/02/98.
(5)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks to provide investors with current income and stability of principal by investing only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations, which have remaining maturities not exceeding 397 days (13 months).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Service Class shares returned 2.92%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. The Fund also slightly underperformed its peer group, the iMoneyNet Treasury & Repo Institutional Money Fund Average (iMoneyNet)(3) which returned 2.95%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund seeks to insure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Fund.
   Rising interest rates and strong economic growth were seen in the second quarter. However, the economic climate shifted dramatically in the third quarter, as the impact of the April and May stock market correction reverberated in the money markets. Throughout the third quarter, signs of an economic slowdown were evident. When the Federal Reserve Board failed to raise interest rates at its August meeting, investors' perception of a stable to declining interest rate market was solidified.
   The Fund pursued a strategy of reinvesting funds in longer-term securities, thereby lengthening the average maturity of the portfolio from 39 days on June 30, 2000, to 45 days by the end of the period. Late in the third quarter, the Fund reinvested maturing securities in higher yielding repurchase agreements. Although this did not succeed in bolstering overall yield for the period, an improved performance from these eleventh hour investments may be seen at a future date.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Stabilizing interest rates are expected to help the economy to successfully navigate a soft landing. The only economic factor that might abort a soft landing, would be continued spikes in oil prices, which could trigger a recession. Barring this, the outlook appears strong for declines in interest rates. Overall, the Fund is positioned to perform well in any interest rate environment and can shift its portfolio mix if market opportunities warrant it.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  10-Year
SERVICE CLASS                     2.92    5.47    5.07     4.71

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23     4.87

  IMONEYNET. TREASURY & REPO
    INSTITUTIONAL MONEY FUND
    AVERAGE                       2.95    5.51     N/A      N/A

  YIELD SUMMARY (SERVICE CLASS)
----------------------------------------------

7-DAY CURRENT YIELD                                  5.95%

7-DAY COMPOUND YIELD                                 6.13%

30-DAY SIMPLE YIELD                                  6.00%

30-DAY COMPOUND YIELD                                6.17%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AVERAGE MATURITY                          45 DAYS

NUMBER OF HOLDINGS                           19

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Repurchase Agreements  44%

U.S. Treasury Bills    31%

U.S. Treasury Notes    25%

  MATURITY DISTRIBUTION
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days     54%

30-59 days    28%

180-269 days  13%

60-89 days     4%

90-179 days    1%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market
Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
  Performance shown for the periods between September 6, 1996, and October 1, 1994, reflects performance of the Pacific American U.S. Treasury Portfolio, a predecessor portfolio. For the periods prior to October 1, 1994, the performance shown reflects the performance of the shares of a portfolio of the Pacific American Funds.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury Securities and repurchase agreements backed by the U.S. Treasury.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES - 84.32%
$ 5,000,000  ABAG FINANCE AUTHORITY
             NONPROFIT CORPORATION CA MFHR
             HOUSING-GAIA BUILDING PROJECT
             SERIES A++                            4.60%       09/15/32     $    5,000,000
  8,176,000  ABN AMRO MUNITOPS 1998-25
             MUNITOPS CERTIFICATES ABN AMRO
             BANK N.V. LOC++                       5.13        07/05/06          8,176,000
 17,995,000  ABN AMRO MUNITOPS COP 1998-20
             MUNITOPS CERTIFICATES LOC++           5.13        07/05/06         17,995,000
 17,000,000  ABN AMRO MUNITOPS COP FGIC
             INSURED++                             4.00        05/07/08         17,000,000
  4,600,000  ABN AMRO MUNITOPS COP
             SERIES 199-7++                        5.13        07/04/07          4,600,000
  4,895,000  ALAMEDA-CONTRA COSTA CA
             SCHOOLS FINANCING AUTHORITY
             REVENUE SERIES D++                    2.55        07/01/18          4,895,000
  3,520,000  ALAMEDA-CONTRA COSTA CA
             SCHOOLS FINANCING AUTHORITY
             REVENUE SERIES I++                    2.50        08/01/29          3,520,000
  1,700,000  ALHAMBRA CA IDA RV SUNCLIPSE
             LOC - BANK OF AMERICA++               4.10        05/01/07          1,700,000
  2,455,000  ANAHEIM CA COP POLICE
             FACILITIES++                          4.25        08/01/08          2,455,000
  7,600,000  ANAHEIM CA HFA AMT++                  4.45        07/15/20          7,600,000
  4,445,000  ANAHEIM CA MFHR MONTEREY
             APARTMENTS SERIES B++                 4.45        05/15/27          4,445,000
  1,200,000  ANAHEIM CA HOUSING AUTHORITY
             MFHR SERIES L++                       4.72        02/15/33          1,200,000
  3,000,000  BARSTOW CA MFHR DESERT VISTA
             APARTMENTS LOC - FHLB OF SAN
             FRANCISCO++                           4.35        12/01/20          3,000,000
 11,000,000  BUENA PARK CA MFHR WALDEN GLEN
             APARTMENTS SERIES A++                 4.45        02/15/33         11,000,000
 16,000,000  BUTTE COUNTY CA OFFICE OF
             EDUCATIONAL TAX & REVENUE             4.25        11/16/00         16,011,372
 18,000,000  CALIFORNIA COLLEGE FINANCING
             AUTHORITY++                           4.00        10/04/01         18,000,000
 17,000,000  CALIFORNIA COMMUNITY COLLEGE
             CA TAX & REVENUE ANTICIPATION
             NOTES SERIES A                        5.00        06/29/01         17,091,670
  5,495,000  CALIFORNIA HFFA RV COP
             SERIES 202++                          4.82        07/01/10          5,495,000
  6,365,000  CALIFORNIA HFFA RV PA 587++           5.02        12/01/34          6,365,000
  5,300,000  CALIFORNIA HFFA RV SERIES A++         4.75        09/01/28          5,300,000
  2,300,000  CALIFORNIA HFFA RV SERIES B++         4.75        09/01/28          2,300,000
  6,000,000  CALIFORNIA HFFA RV SERIES C++         4.60        09/01/15          6,000,000
  7,165,000  CALIFORNIA HFFA RV SERIES C++         4.75        09/01/15          7,165,000
  4,800,000  CALIFORNIA HFFA RV MEMORIAL
             HEALTH SERVICES++                     4.65        10/01/24          4,800,000
  3,000,000  CALIFORNIA HFFA RV SCRIPPS
             HEALTH SERIES B++                     4.25        10/01/22          3,000,000
  4,900,000  CALIFORNIA HFFA RV SCRIPPS
             MEMORIAL HOSPITAL SERIES A++          4.25        10/01/22          4,900,000
  3,800,000  CALIFORNIA HFFA RV SERIES B++         4.75        07/01/12          3,800,000
  2,600,000  CALIFORNIA HFFA RV SERIES B++         4.60        08/01/21          2,600,000
  5,050,000  CALIFORNIA HFA RV FRN PT 215++        4.60        08/01/16          5,050,000
  4,080,000  CALIFORNIA HFA RV FRN PA
             112-A++                               4.60        08/01/26          4,080,000
  9,800,000  CALIFORNIA HFA RV SERIES M++          4.45        08/01/19          9,800,000
 27,500,000  CALIFORNIA HFA MFHR
             SERIES A++                            4.55        02/01/26         27,500,000
    950,000  CALIFORNIA HFA MFHR
             SERIES B++                            4.50        02/01/31            950,000
  3,580,000  CALIFORNIA HFA RV
             SERIES 150++                          4.92        02/01/29          3,580,000
  6,900,000  CALIFORNIA HFA RV SERIES Q++          4.45        08/01/20          6,900,000
  6,600,000  CALIFORNIA HFA SFHR
             SERIES G++                            4.30        02/01/17          6,600,000
 15,000,000  CALIFORNIA HFA SFHR SERIES I          4.05        06/01/01         15,000,000
 17,000,000  CALIFORNIA HOUSING RV++               4.25        08/01/01         17,000,000
 20,200,000  CALIFORNIA INFRASTRUCTURE &
             ECONOMIC DEVELOPMENT IDA RV
             SERIES A++                            4.40        04/01/08         20,200,000
  4,700,000  CALIFORNIA PCR++                      4.70        11/01/26          4,700,000
  7,700,000  CALIFORNIA PCR++                      3.70        10/11/00          7,700,000
 24,160,000  CALIFORNIA PCR++                      4.52        06/01/14         24,160,000
  5,000,000  CALIFORNIA PCR AMT PACIFIC
             GAS & ELECTRIC SERIES D++             4.70        01/01/10          5,000,000
  3,800,000  CALIFORNIA PCR AMT PACIFIC
             GAS & ELECTRIC SERIES B++             4.45        12/01/16          3,800,000
  7,901,000  CALIFORNIA PCR SERIES E++             5.00        11/01/26          7,901,000
 74,000,000  CALIFORNIA SCHOOL CASH RESERVE
             PROGRAM SERIES A                      5.25        07/03/01         74,521,619
  2,900,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING SERIES A++                  4.65        07/01/22          2,900,000
  3,800,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING SERIES B++                  4.60        07/01/24          3,800,000
     45,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152++                      5.50        11/01/24             45,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,955,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-152D++                     5.50%       11/01/24     $    4,955,000
    265,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153++                      4.82        11/01/24            265,000
 11,675,000  CALIFORNIA STATE CUSTODIAL
             RECEIPT CR-153D++                     4.82        11/01/24         11,675,000
  7,000,000  CALIFORNIA STATE DEPARTMENT
             WATER RESERVE PROJECT
             REVENUE++                             3.95        12/01/13          7,000,000
 12,000,000  CALIFORNIA STATE DEPARTMENT
             WATER RESERVE PROJECT REVENUE
             SERIES 127++                          4.77        12/01/22         12,000,000
  4,950,000  CALIFORNIA STATE EAGLE TRUST
             PRIVATE PLACEMENT++                   4.82        09/01/03          4,950,000
  4,720,000  CALIFORNIA STATE FRN
             SERIES 607R++                         4.52        12/01/17          4,720,000
  5,000,000  CALIFORNIA STATE GO++                 4.60        12/01/18          5,000,000
 16,085,000  CALIFORNIA STATE GO++                 4.52        12/01/18         16,085,000
  1,345,000  CALIFORNIA STATE GO++                 4.82        12/01/23          1,345,000
  4,785,000  CALIFORNIA STATE GO++                 4.15        02/01/18          4,785,000
  6,000,000  CALIFORNIA STATE GO++                 4.82        03/01/21          6,000,000
 10,000,000  CALIFORNIA STATE GO++                 5.00        10/01/00         10,000,000
  2,995,000  CALIFORNIA STATE GO
             SERIES 387++                          4.92        01/01/27          2,995,000
 14,380,000  CALIFORNIA STATE GO
             SERIES A-9++                          5.55        03/01/02         14,380,000
  4,000,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD++                               4.82        09/01/17          4,000,000
 32,000,000  CALIFORNIA STATEWIDE CDA++            5.52        01/25/31         32,000,000
 21,530,000  CALIFORNIA STATEWIDE CDA++            5.42        10/01/33         21,530,000
  4,600,000  CALIFORNIA STATEWIDE CDA++            4.60        10/01/26          4,600,000
 55,580,000  CALIFORNIA STATEWIDE CDA COP++        4.20        01/25/31         55,580,000
 10,000,000  CALIFORNIA STATEWIDE CDA COP
             SERIES 176++                          4.82        08/15/27         10,000,000
 63,000,000  CALIFORNIA STATEWIDE CDA IDR
             SERIES N-6++                          5.50        10/04/01         63,000,000
 20,000,000  CALIFORNIA STATEWIDE CDA
             SERIES N-7++                          5.50        10/04/01         20,000,000
 20,000,000  CALIFORNIA STATEWIDE CDA
             SERIES A                              5.25        06/29/01         20,138,986
  2,500,000  CALIFORNIA STATEWIDE CDA
             BARTON HOSPITAL LOC - BANQUE
             NATIONALE DE PARIS++                  4.35        12/01/09          2,500,000
    100,000  CALIFORNIA STATEWIDE CDA
             CONTINUING CARE UNIVERSITY LOC
             -BANK OF SCOTLAND++                   4.70        11/15/28            100,000
  4,365,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                5.42        05/06/30          4,365,000
  5,090,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                5.42        05/06/30          5,090,000
  6,060,000  CALIFORNIA STATEWIDE CDA
             MFHR++                                4.77        08/01/36          6,060,000
  2,300,000  CALIFORNIA STATEWIDE COMMUNITY
             IDA DEL MESA FARMS PROJECT
             SERIES A++                            4.40        05/01/19          2,300,000
  6,265,000  CALIFORNIA STATEWIDE COMMUNITY
             MFHR                                  4.77        08/01/36          6,265,000
  9,405,000  CALIFORNIA STATEWIDE COMMUNITY
             MFHR++                                4.77        05/01/36          9,405,000
 11,625,000  CALIFORNIA TRAN FINANCING
             AUTHORITY++                           2.50        10/01/27         11,625,000
  2,895,000  CALIFORNIA EDFA COP
             SERIES 147++                          4.62        10/01/27          2,895,000
  5,505,000  CALIFORNIA EDFA COP SERIES PA
             542++                                 4.52        06/01/27          5,505,000
 12,080,000  CALIFORNIA EDFA COP
             SERIES 11++                           5.12        04/01/28         12,080,000
  4,390,000  CALIFORNIA EDFA COP
             SERIES L-3++                          4.45        10/01/15          4,390,000
  4,300,000  CALIFORNIA INFRASTRUCTURE &
             ECONOMIC DEVELOPMENT FISH
             HOUSE FOODS++                         4.65        09/01/24          4,300,000
  1,000,000  CALIFORNIA STATE GO++                 4.52        12/01/13          1,000,000
 39,725,000  CALIFORNIA PUBLIC CAPITAL
             IMPROVEMENTS FINANCING
             AUTHORITY RV SERIES D++               5.50        03/01/18         39,725,000
 16,420,000  CAMARILLO CA MFHR CALIFORNIA++        4.45        10/15/26         16,420,000
 10,700,000  CHULA VISTA CA IDR SAN DIEGO
             GAS & ELECTRIC++                      4.60        12/01/27         10,700,000
    500,000  COLTON CA RDFA MFHR LOC - FHLB
             OF SAN FRANCISCO++                    3.35        05/01/10            500,000
  5,100,000  COLTON CA RDFA LOC - BANK OF
             AMERICA                               4.30        11/01/15          5,100,000
  1,100,000  CONCORD CA MFHR BEL AIR
             APARTMENTS LOC - BANK OF
             AMERICA++                             4.40        12/01/16          1,100,000
 11,395,000  CONTRA COSTA COUNTY CA MFHR
             LAKESHORE SERIES C++                  4.30        11/15/17         11,395,000
  3,100,000  CONTRA COSTA COUNTY CA MFHR
             DELTA SQUARE APARTMENTS
             SERIES H++                            4.30        10/15/29          3,100,000
    745,000  CONTRA COSTA COUNTY CA MFHR EL
             CERRITO ROYALE SERIES A LOC -
             BANK OF AMERICA++                     4.40        12/01/17            745,000
  6,400,000  CONTRA COSTA COUNTY CA MFHR
             SERIES B++                            4.90        11/15/22          6,400,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$11,000,000  CALIFORNIA STATE DW&P                 3.70%       11/07/00     $   11,000,000
 49,200,000  CALIFORNIA STATE DW&P                 4.00        11/08/00         49,200,000
  1,900,000  DUARTE CA RDFA COP JOHNSON
             DUARTE PARTNERS PROJECT
             SERIES B LOC - BANK OF
             AMERICA++                             4.30        12/01/14          1,900,000
  2,200,000  DUBLIN CA MFHR PARK SIERRA
             SERIES A                              4.40        06/01/28          2,200,000
 11,100,000  EAGLE TAX EXEMPT++                    4.82        09/01/03         11,100,000
 10,390,000  EAGLE TRUST PRIVATE
             PLACEMENT++                           4.82        02/01/06         10,390,000
  4,500,000  EAST BAY CA MUNICIPAL
             UTILITIES DISTRICT WATER
             SERIES 179++                          4.82        06/01/08          4,500,000
  9,800,000  EASTERN MUNICIPAL WATER
             DISTRICT CA SERIES B++                4.40        07/01/20          9,800,000
  2,500,000  ELSINORE VALLEY CA MUNICIPAL
             WATER DISTRICT SERIES A++             4.50        07/01/29          2,500,000
  4,400,000  ESCONDIDO CA CDA LOC - BANK OF
             AMERICA++                             4.40        10/01/16          4,400,000
    150,000  FAIRFIELD CA IDA HERMAN G
             ROWLAND PROJECT LOC - BANK OF
             AMERICA++                             3.40        04/01/05            150,000
    900,000  FOWLER CA IDA BEE SWEET CITRUS
             LOC - BANK OF AMERICA++               4.45        12/01/05            900,000
  1,900,000  FREMONT CA COP FAMILY RESOURCE
             CENTER FINANCING PROJECT++            2.55        08/01/28          1,900,000
  9,000,000  FRESNO COUNTY CA TAX & REVENUE
             ANTICIPATION NOTES                    5.00        07/02/01          9,049,072
  6,800,000  FULLERTON CA IDR SUNCLIPSE
             SERIES A LOC - BANK OF
             AMERICA++                             4.10        07/01/15          6,800,000
  7,150,000  GARDEN GROVE CA MFHR MALABAR
             APARTMENTS PROJECT SERIES A
             FNMA INSURED++                        4.40        12/15/29          7,150,000
  2,500,000  GLENDALE CA COP JAIL
             FACILITIES RV POLICE BUILDING
             PROJECT MORGAN GUARANTY TRUST
             INSURED++                             4.40        06/01/30          2,500,000
    900,000  GOLDEN EMPIRE CA SCHOOL
             FINANCING AUTHORITY KERN HIGH
             SCHOOL DISTRICT SERIES A++            4.50        12/01/24            900,000
  7,050,000  HAYWARD CA HOUSING AUTHORITY++        4.85        06/15/25          7,050,000
  3,605,000  HUNTINGTON BEACH CA SEABRIDGE
             VILLAS SERIES A LOC - BANK OF
             AMERICA++                             4.00        02/01/10          3,605,000
  1,515,000  IRVINE RANCH CA WATER DISTRICT
             LOC - TORONTO DOMINION BANK++         4.50        06/01/15          1,515,000
    100,000  IRVINE CA IMPROVEMENT BOND ACT
             1915 ASSESSMENT DISTRICT NO
             94-15++                               4.75        09/02/20            100,000
 10,200,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             RV CAPITAL IMPROVEMENT
             PROJECT++                             4.40        11/01/10         10,200,000
  3,405,000  IRVINE CA PUBLIC FACILITIES &
             INFRASTRUCTURE AUTHORITY LEASE
             RV CAPITAL IMPROVEMENT
             PROJECT++                             4.40        11/01/10          3,405,000
  1,500,000  IRVINE CA IDA IRVINE EAST
             INVESTMENT COMPANY LOC - BANK
             OF AMERICA++                          4.30        12/01/05          1,500,000
  4,155,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES B++         4.50        08/01/06          4,155,000
  1,500,000  KERN COUNTY CA COP PUBLIC
             FACILITIES PROJECT SERIES D++         4.50        08/01/06          1,500,000
    100,000  LANCASTER CA HFA MFHR WESTWOOD
             PARK APARTMENTS SERIES K LOC -
             BANK OF AMERICA++                     4.30        12/01/07            100,000
  8,400,000  LIVERMORE CA MFHR MORTGAGE
             PARK-A FNMA INSURED++                 4.50        07/15/18          8,400,000
 11,100,000  LOS ANGELES CA MFHR FOUNTAIN
             PARK PROJECT SERIES P++               4.45        04/15/33         11,100,000
  2,800,000  LOS ANGELES CA MFHR MASSELIN
             MANOR PROJECT LOC - BANK OF
             AMERICA++                             4.45        07/01/15          2,800,000
  5,000,000  LOS ANGELES CA CDA++                  4.20        04/01/30          5,000,000
 25,615,000  LOS ANGELES CA MFHR++                 4.45        03/15/34         25,615,000
  8,790,000  LOS ANGELES COUNTY CA HFA++           4.40        08/01/30          8,790,000
 10,000,000  LOS ANGELES COUNTY CA PENSION
             OBLIGATION SERIES B AMBAC
             INSURED++                             4.25        06/30/07         10,000,000
 55,000,000  LOS ANGELES COUNTY CA GO
             TAX & REVENUE ANTICIPATION
             NOTES SERIES A                        5.00        06/29/01         55,333,164
  6,900,000  LOS ANGELES COUNTY CA MFHR
             SAND CANYON RANCH PROJECT
             SERIES F LOC - CITIBANK NA++          4.00        11/01/06          6,900,000
  5,000,000  LOS ANGELES COUNTY CA SCHOOLS
             POOL FINANCING PROGRAM COP
             SERIES A                              5.00        07/02/01          5,026,173
  1,750,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             4.25        07/01/12          1,750,000
 10,000,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             6.75        07/01/18         10,373,913
 11,000,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX SERIES A FGIC
             INSURED++                             6.75        07/01/20         11,411,305
  3,000,000  LOS ANGELES CA MFHR RENTAL
             ACADEMY APARTMENTS SERIES A++         4.50        10/01/19          3,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$   900,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER AUTHORITY
             LEASE REVENUE++                       4.52%       08/15/18     $      900,000
  4,300,000  LOS ANGELES CA DW&P
             SERIES F++                            4.45        02/01/10          4,300,000
  2,000,000  LOS ANGELES CA DW&P
             SERIES D++                            4.45        02/01/10          2,000,000
 13,160,000  LOS ANGELES CA DW&P
             SERIES 144++                          4.82        06/15/29         13,160,000
  3,210,000  LOS ANGELES CA SERIES 709++           4.52        09/01/09          3,210,000
  5,000,000  LOS ANGELES CA SERIES N8++            5.50        06/29/01          5,000,000
 19,655,000  LOS ANGELES CA USD GO BONDS
             TAX REVENUE ANTICIPATION NOTES
             SERIES II-R-35++                      4.82        07/01/21         19,655,000
  5,000,000  LOS ANGELES CA USD
             SERIES 1179++                         3.95        07/01/19          5,000,000
  9,630,000  LOS ANGELES CA USD COP
             BELMONT++                             4.35        12/01/17          9,630,000
  9,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES A++                            4.40        06/01/23          9,000,000
  4,750,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA FRN PA
             546++                                 4.52        07/01/27          4,750,000
  9,995,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA COP
             SERIES 154++                          4.82        07/01/27          9,995,000
  9,700,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES C
             LOC - BANK OF AMERICA++               4.15        07/01/28          9,700,000
  7,200,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA
             SERIES SG-128++                       4.52        07/01/30          7,200,000
  3,170,000  METROPOLITAN WATER DISTRICT++         4.67        08/05/22          3,170,000
  8,000,000  MILPITAS CA MFHR CROSSING AT
             MONTAGUE PROJECT SERIES A LOC
             -U.S. BANK TRUST++                    4.45        08/15/33          8,000,000
  5,100,000  MODESTO CA MFHR WESTDALE
             COMMONS APARTMENT SERIES A LOC
             -FHLB OF SAN FRANCISCO++              4.50        12/01/15          5,100,000
  2,900,000  MONTEBELLO CA IDA LOC - BANK
             OF AMERICA++                          4.10        04/01/15          2,900,000
  3,500,000  MONTEREY COUNTY CA FINANCE
             AUTHORITY++                           4.45        09/01/36          3,500,000
  5,890,000  MORGAN HILL CA USD SERIES SG
             145++                                 4.52        08/01/25          5,890,000
  7,450,000  MODESTO - SAN JUAN - REDDING
             PUBLIC POWER AGENCY SERIES A
             22 - REGULATION D++                   5.50        07/01/17          7,450,000
  5,200,000  MODESTO - SAN JUAN - REDDING
             PUBLIC POWER AGENCY
             SERIES B++                            4.40        07/01/22          5,200,000
  9,300,000  NEWPORT BEACH CA HEALTH HOAG
             MEMORIAL PRESBYTERIAN HOSPITAL
             SERIES A++                            4.25        12/01/29          9,300,000
 10,505,000  NORTHERN CALIFORNIA PUBLIC
             POWER SERIES SSP 35A++                5.00        07/01/28         10,505,000
  1,100,000  OAKLAND CA JOINT POWERS
             FINANCING AUTHORITY LEASE
             SERIES A-1++                          4.35        08/01/21          1,100,000
  9,000,000  ONTARIO CA MFHR PARK CENTER
             APARTMENTS LOC - ROYAL BANK OF
             CANADA SERIES A++                     4.30        08/01/07          9,000,000
  5,100,000  ORANGE COUNTY CA TRANSPORTAION
             AUTHORITY SALES TAX RV                4.30        02/15/01          5,110,007
  6,700,000  ORANGE COUNTY CA HOUSING
             AUTORITY OASIS MARTINIQUE
             SERIES I++                            4.35        06/15/28          6,700,000
  4,200,000  ORANGE COUNTY CA SERIES B++           4.35        11/01/22          4,200,000
  7,249,000  ORANGE COUNTY CA HARBOR POINTE
             ISSUE D++                             4.30        12/01/22          7,249,000
  9,900,000  ORANGE COUNTY CA HIDDEN HILLS
             SERIES C++                            4.65        11/01/09          9,900,000
    900,000  ORANGE COUNTY CA NIGUEL SUMMIT
             1 SERIES A++                          4.65        11/01/09            900,000
  2,700,000  ORANGE COUNTY CA NIGUEL SUMMIT
             SERIES B LOC - BANK OF
             AMERICA++                             4.30        11/01/09          2,700,000
  3,900,000  ORANGE COUNTY CA PARK RIDGE
             VILLAS++                              4.30        11/15/28          3,900,000
  5,000,000  ORANGE COUNTY CA VILLAS
             ALIENTO SERIES E++                    4.20        08/15/28          5,000,000
  3,000,000  ORANGE COUNTY CA MFHR POINTE
             NIGUEL SERIES C LOC - U.S.
             BANK TRUST++                          4.35        11/01/22          3,000,000
 28,100,000  ORANGE COUNTY CA MFHR
             SERIES A++                            4.30        12/01/06         28,100,000
  3,400,000  PORT OAKLAND CA RV SERIES A1
             REGULATION D++                        5.55        11/01/22          3,400,000
  4,995,000  PORT OAKLAND CA++                     4.60        11/01/17          4,995,000
  4,000,000  PORT OAKLAND CA TRANSPORTATION
             RV SERIES 5++                         5.12        11/01/12          4,000,000
 16,500,000  RIVERSIDE COUNTY CA SFA
             SERIES N10++                          5.50        10/19/01         16,500,000
  2,245,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORPORATION COP
             SERIES 148++                          4.82        06/01/16          2,245,000
  1,300,000  RIVERSIDE COUNTY CA COP
             RIVERSIDE COUNTY PUBLIC
             FACILITIES PROJECT SERIES A++         4.80        12/01/15          1,300,000
  1,700,000  RIVERSIDE COUNTY CA COP
             SERIES D++                            4.80        12/01/15          1,700,000
 10,600,000  SACRAMENTO COUNTY CA
             SANITATION DISTRICT FINANCING
             AUTHORITY SERIES A LOC - BANK
             OF NEW YORK++                         5.07        12/01/19         10,600,000
  3,600,000  SACRAMENTO COUNTY CA COP
             ADMINISTRATION CENTER &
             COURTHOUSE PROJECT LOC - BANK
             OF SWITZERLAND++                      2.50        06/01/20          3,600,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 6,300,000  SACRAMENTO COUNTY CA MFHR
             HIDDEN OAKS APARTMENTS
             SERIES C++                            4.45%       05/15/29     $    6,300,000
  5,000,000  SACRAMENTO COUNTY CA MFHR
             STONE CREEK APARTMENTS++              4.30        11/15/27          5,000,000
 10,000,000  SACRAMENTO COUNTY CA OFFICE OF
             EDUCATION TAX & REVENUE               4.50        01/19/01         10,020,064
  3,000,000  SACRAMENTO COUNTY CA TAX &
             REVENUE GO                            5.00        10/04/01          3,033,618
  1,000,000  SACRAMENTO COUNTY CA TAX &
             REVENUE                               5.25        10/04/01          1,013,397
  1,200,000  SACRAMENTO CA MFHR SMOKETREE
             PROJECT SERIES A++                    4.40        04/15/10          1,200,000
  3,000,000  SALINAS CA MFHR BRENTWOOD
             GARDEN SERIES A++                     4.30        05/15/27          3,000,000
  1,655,000  SAN BERNARDINO COUNTY CA++            4.52        03/01/10          1,655,000
  1,500,000  SAN BERNARDINO COUNTY CA COP
             COUNTY CENTER REFINANCING
             PROJECT++                             4.30        07/01/15          1,500,000
  5,000,000  SAN BERNARDINO COUNTY CA MFHR
             ALTA LOMA APARTMENTS SERIES A
             LOC - CALIFORNIA FEDERAL
             BANK++                                3.25        02/01/23          5,000,000
  2,085,000  SAN BERNARDINO COUNTY CA MFHR
             SERIES B++                            5.75        05/01/17          2,085,000
  6,115,000  SAN BERNARDINO COUNTY CA MFHR
             GREEN VALLEY APARTMENTS
             SERIES A++                            4.30        05/15/29          6,115,000
  4,725,000  SAN BERNARDINO COUNTY CA MFHR
             RIVERSIDE DRIVE APARTMENT
             SERIES A LOC - REDLANDS
             FEDERAL BANK++                        5.75        05/01/17          4,725,000
  3,020,000  SAN DIEGO CA TAX REVENUE
             ANTICIPATION NOTES                    5.25        10/02/01          3,062,265
  4,900,000  SAN DIEGO COUNTY CA COP SAN
             PASQUAL ACADEMY++                     4.70        08/01/20          4,900,000
  2,600,000  SAN DIEGO COUNTY CA MFHR
             COUNTRY HILLS SERIES A++              4.40        08/15/13          2,600,000
  9,700,000  SAN DIEGO COUNTY CA MFHR
             SERIES C++                            4.40        04/15/05          9,700,000
  2,000,000  SAN DIEGO CA COP++                    4.52        08/01/28          2,000,000
 10,915,000  SAN DIEGO CA MFHR LOC -
             PAINEWEBBER INCORPORATED++            4.35        12/01/22         10,915,000
  3,500,000  SAN DIEGO CA MFHR LOC - BANK
             OF AMERICA++                          3.70        10/01/15          3,500,000
 15,000,000  SAN DIEGO CA PUBLIC FACILITIES
             FINANCING AUTHORITY
             SERIES SG++                           4.52        05/15/29         15,000,000
 30,000,000  SAN FRANCISCO BAY GO                  4.00        10/02/00         30,000,000
 10,465,000  SAN FRANCISCO CA AIRPORT              3.90        12/05/00         10,465,000
  5,750,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR++                                4.45        12/01/17          5,750,000
 17,410,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT++               5.05        01/01/27         17,410,000
  4,000,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT
             SERIES 38A++                          5.05        05/01/24          4,000,000
 19,240,000  SAN FRANCISCO CA CITY & COUNTY
             INTERNATIONAL AIRPORT
             SERIES 31++                           4.92        05/01/29         19,240,000
  3,000,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR FILLMORE CENTER
             SERIES A-2 LOC - CREDIT SUISSE
             FIRST BOSTON++                        4.45        12/01/17          3,000,000
  2,200,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR FILLMORE CENTER
             SERIES A-1 LOC - CREDIT SUISSE
             FIRST BOSTON++                        4.15        12/01/17          2,200,000
  4,175,000  SAN FRANCISCO CA CITY & COUNTY
             MFHR YERBA BUENA GARDEN LOC -
             BANK OF TOKYO MITSUBISHI++            2.55        09/01/06          4,175,000
  2,935,000  SAN JACINTO CA USD SERIES A++         4.50        09/01/14          2,935,000
  3,000,000  SAN JOAQUIN TRANSPORTATION RV         3.65        12/12/00          3,000,000
  5,000,000  SAN JOSE CA MFHR++                    4.77        05/01/30          5,000,000
  5,000,000  SAN JOSE CA MFHR++                    4.77        05/01/30          5,000,000
  1,000,000  SAN JOSE CA MFHR ALMADEN LAKE
             VILLAGE APARTMENTS SERIES A
             LOC - BANK OF AMERICA++               4.38        03/01/32          1,000,000
  2,200,000  SAN JOSE CA MFHR FAIRWAY GLEN
             APARTMENTS SERIES A++                 4.45        11/01/07          2,200,000
  6,000,000  SAN JOSE CA REDEVELOPMENT
             AGENCY SERIES A++                     2.55        07/01/26          6,000,000
  2,200,000  SAN LEANDRO CA MFHR HAAS
             AVENUE APARTMENTS SERIES B LOC
             -SECURITY PACIFIC NATIONAL++          4.30        10/01/07          2,200,000
 14,645,000  SAN MATEO COUNTY CA JT POWERS
             AUTHORITY LEASE SERIES 123 FSA
             INSURED++                             4.82        07/15/29         14,645,000
    500,000  SANTA CLARA COUNTY CA FINANCE
             AUTHORITY LEASE VMC SERIES B
             LOC - UNION BANK OF
             SWITZERLAND++                         4.45        11/15/25            500,000
 14,600,000  SANTA CLARA COUNTY CA MFHR++          4.40        11/01/07         14,600,000
  1,000,000  SANTA CLARA COUNTY CA
             TRANSPORTATION++                      2.50        06/01/15          1,000,000
  7,100,000  SANTA CLARA COUNTY CA HOSPITAL
             DISTRICT FACILITY RV
             SERIES A++                            4.90        08/01/15          7,100,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$13,465,000  SANTA CLARA CA ELECTRIC RV
             SERIES B++                            4.40%       07/01/10     $   13,465,000
 12,000,000  SANTA CRUZ COUNTY CA TAX RV           4.50        10/06/00         12,001,275
  3,000,000  SIMI VALLEY CA MFHR LINCOLN
             WOOD RANCH LOC - CREDIT SUISSE
             FIRST BOSTON++                        2.55        06/01/10          3,000,000
  4,475,000  SIMI VALLEY CA MFHR
             SERIES A++                            4.30        07/01/23          4,475,000
  2,421,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE REVENUE
             SERIES A++                            4.50        12/01/18          2,421,000
  5,800,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE RV SERIES B++          4.55        12/01/18          5,800,000
    500,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORTIY SOUTHERN
             TRANSMISSION PROJECT
             SERIES A++                            4.50        07/01/23            500,000
  4,200,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY PALO VERDE
             PROJECT SERIES C AMBAC
             INSURED++                             4.25        07/01/17          4,200,000
  1,000,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY SOUTHERN
             TRANSMISSION PROJECT LOC -
             SWISS BANK++                          4.25        07/01/19          1,000,000
  8,000,000  STANISLAUS CA WASTE-TO-ENERGY
             FINANCE AGENCY SOLID WASTE
             FACILITY OGDEN MARTIN SYSTEMS
             PROJECT++                             2.50        01/01/10          8,000,000
 22,875,000  STATE OF CA GO                        3.90        10/11/00         22,875,000
  7,000,000  STATE OF CA GO                        3.55        11/06/00          7,000,000
  8,500,000  STATE OF CA GO                        3.95        10/06/00          8,500,000
  6,300,000  TRACY CA MFHR SYCAMORE VILLAGE
             APARTMENTS SERIES A LOC - BANK
             OF AMERICA++                          3.45        05/01/15          6,300,000
  4,320,000  TURLOCK CA IRRIGATION DISTRICT
             SERIES A LOC - CANADIEN
             IMPERIAL BANK OF COMMERCE++           4.40        01/01/14          4,320,000
  2,900,000  TURLOCK CA IRRIGATION DISTRICT
             COP IRRIGATION PROJECT
             SERIES A++                            4.40        01/01/26          2,900,000
  3,500,000  UNIVERSITY OF CALIFORNIA
             REGENTS                               3.95        12/04/00          3,500,000
 25,000,000  UNIVERSITY OF CALIFORNIA
             REGENTS                               3.90        12/08/00         25,000,000
  6,150,000  VACAVILLE CA MFHR QUAIL RUN
             PROJECT SERIES A++                    4.50        07/15/18          6,150,000
  2,700,000  VALLECITOS CA WATER DISTRICT
             COP TWIN OAKS RESERVOIR
             PROJECT++                             4.50        07/01/30          2,700,000
  4,800,000  VALLEJO CA MFHR HIGHLANDS++           4.75        06/01/07          4,800,000
  7,300,000  VALLEJO MFHR SERIES C++               4.90        01/01/08          7,300,000
  2,900,000  WALNUT CREEK CA MFHR CREEKSIDE
             DRIVE APARTMENTS LOC - BANK OF
             AMERICA++                             3.45        04/01/07          2,900,000
  1,470,000  WEST COVINA CA REDEVELOPMENT
             AGENCY LEASE++                        4.30        08/01/18          1,470,000
                                                                             2,015,674,900
TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST
$2,015,674,900)
                                                                            --------------
PUERTO RICO MUNICIPAL SECURITIES - 14.83%
  3,400,000  PUERTO RICO COMMONWEALTH
             GOVERNMENT DEVELOPMENT++              4.35        12/01/15          3,400,000
  9,700,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 331++                 4.57        07/01/14          9,700,000
  1,000,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES 472++             4.57        07/01/18          1,000,000
  3,750,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES PA 494++          4.57        07/01/28          3,750,000
  2,390,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 605++                 4.57        07/01/26          2,390,000
  2,675,000  PUERTO RICO COMMONWEALTH GO++         4.57        07/01/10          2,675,000
  9,720,000  PUERTO RICO COMMONWEALTH GO
             SERIES 125 AMBAC INSURED++            4.82        07/01/27          9,720,000
  6,090,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV PA 548R++                4.57        07/01/15          6,090,000
  6,400,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES A AMBAC
             INSURED++                             4.50        07/01/28          6,400,000
  2,500,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY RV SERIES B MBIA
             INSURED++                             3.89        07/01/35          2,500,000
  2,000,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY PA 498++                    4.57        07/01/28          2,000,000
  8,700,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY SERIES 139 AMBAC
             INSURED++                             4.82        07/01/28          8,700,000
  9,200,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE RV++                   4.05        07/01/28          9,200,000
 17,000,000  PUERTO RICO COMMONWEALTH P
             FLOATS PT 1025++                      4.05        07/01/23         17,000,000
  4,425,000  PUERTO RICO COMMONWEALTH
             SERIES 20 MBIA INSURED++              4.97        07/01/23          4,425,000
  5,820,000  PUERTO RICO COMMONWEALTH
             SERIES 642 MBIA INSURED++             4.57        07/01/12          5,820,000
 24,507,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.75        02/12/00         24,507,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
PUERTO RICO MUNICIPAL SECURITIES (continued)
$16,659,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.80%       10/17/00     $   16,659,000
  6,600,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.65        10/18/00          6,600,000
 18,554,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.90        10/25/00         18,554,000
 24,290,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.40        10/26/00         24,290,000
 20,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      3.80        10/31/00         20,000,000
 11,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.35        11/09/00         11,000,000
 25,084,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.35        11/09/00         25,084,000
 13,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.00        11/13/00         13,000,000
  5,200,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.20        11/16/00          5,200,000
 19,100,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.45        11/16/00         19,100,000
 17,446,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                      4.25        11/22/00         17,446,000
  2,000,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV++                      4.57        06/01/16          2,000,000
  6,315,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV++                      4.57        06/01/19          6,315,000
  1,195,000  PUERTO RICO PUBLIC FINANCE
             CORPORATION RV SERIES 111++           4.82        06/01/26          1,195,000
  9,795,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV++                        4.57        07/01/07          9,795,000
  3,700,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV++                        4.57        01/01/12          3,700,000
  8,030,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV SERIES P                 7.00        07/01/21          8,361,653
 18,400,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY RV SERIES 16 HH++           5.07        07/01/13         18,400,000
  3,820,000  PUERTO RICO PUBLIC BUILDINGS
             AUTHORITY RV FRN PA 577++             4.57        07/01/27          3,820,000
                                                                               354,636,653
TOTAL PUERTO RICO MUNICIPAL SECURITIES
(COST $354,636,653)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,370,311,553)*                      99.15% $2,370,311,553
OTHER ASSETS AND LIABILITIES, NET            0.85      20,303,666
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,390,615,219
                                          -------  --------------

 ++  VARIABLE RATE.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                            25%
Multi-Family Housing             20%
Educational Facilities           10%
Industrial Development            9%
Water & Sewer                     7%
General Obligation                3%
Health Care                       3%
Leasing                           3%
Transportation                    3%
Foreign Depository Institutions   3%
Airport Revenue                   2%
Electric                          2%
Housing                           2%
Power                             2%
Utilities                         2%
Economic Development              1%
Pollution Control                 1%
Sales Tax                         1%
Single Family Housing             1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE+       VALUE
ASSET BACKED SECURITIES - 2.74%
$200,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 2000-6                         6.81%        3/15/01     $   200,000,000
 137,090,345  WFP TOWER FINANCE CORPORATION         6.74          4/6/01         137,090,345

                                                                                 337,090,345
TOTAL ASSET BACKED SECURITIES (COST
$337,090,345)
                                                                             ---------------
CERTIFICATES OF DEPOSIT - 5.32%
 153,000,000  COMMERZBANK, NY                       6.99         7/17/01         153,061,937
 100,000,000  NATEXIS BANQUE POPULAIRE, NEW
              YORK                                  6.87         1/16/01         100,000,000
 100,000,000  NATEXIS BANQUE SA, NEW YORK           6.75          2/1/01          99,984,152
 200,000,000  NATEXIS BANQUE SA, NEW YORK           6.58         1/22/01         199,971,043
 100,000,000  UNION BANK OF SWITZERLAND,
              STAMFORD                              6.24         12/6/00          99,988,125

                                                                                 653,005,257
TOTAL CERTIFICATES OF DEPOSIT (COST
$653,005,257)
                                                                             ---------------
COMMERCIAL PAPER - 77.23%
 305,959,000  ATLANTIS ONE-FUNDING
              CORPORATION                           6.73{::}     1/17/01         300,011,667
  25,565,000  ATLANTIS ONE-FUNDING
              CORPORATION                           6.73{::}     1/26/01          25,026,260
 200,000,000  ATLANTIS ONE-FUNDING
              CORPORATION                           6.68{::}     2/22/01         194,844,057
 150,000,000  BAVARIA UNIVERSAL FUNDING
              CORPORATION                           6.56{::}    10/12/00         149,728,333
  50,000,000  BAVARIA UNIVERSAL FUNDING
              CORPORATION                           6.58{::}    10/16/00          49,872,833
  26,000,000  BETA FINANCE INCORPORATED             6.15{::}     10/6/00          26,000,000
  51,500,000  BETA FINANCE INCORPORATED             6.66{::}    10/19/00          51,340,708
 225,000,000  BETA FINANCE INCORPORATED             6.64{::}     1/25/01         225,000,000
 102,500,000  BETA FINANCE INCORPORATED             6.75{::}     2/15/01         102,500,000
  49,001,000  BILLS SECURITIZATION LIMITED          6.68{::}    11/10/00          48,652,766
  65,000,000  BILLS SECURITIZATION LIMITED          6.73{::}      1/8/01          63,835,706
 100,000,000  BILLS SECURITIZATION LIMITED          6.76{::}      1/9/01          98,193,250
 210,000,000  BILLS SECURITIZATION LIMITED          6.76{::}     2/14/01         204,849,750
 150,000,000  BILLS SECURITIZATION LIMITED          6.72{::}     2/20/01         146,170,284
  34,750,000  CC (USA), INCORPORATED                6.17{::}    10/16/00          34,750,000
  50,000,000  CC (USA), INCORPORATED                6.82{::}    10/16/00          49,872,639
  50,000,000  CC (USA), INCORPORATED                7.27{::}     5/21/01          50,042,428
 100,000,000  CHRISTIANA CAPITAL CORPORATION        6.72{::}      3/7/01          97,183,334
  47,000,000  CHRISTIANIA CAPITAL CORP              6.50{::}     11/1/00          46,756,750
  68,500,000  CHRISTIANIA CAPITAL CORP              6.83{::}     1/25/01          67,055,792
 100,000,000  CHRISTIANIA CAPITAL CORP              6.83{::}     1/29/01          97,818,334
 150,000,000  COMPASS SECURITIZATION LLC            6.79{::}      1/4/01         147,415,000
 150,000,000  COMPASS SECURITIZATION LLC            6.89{::}     1/22/01         146,896,667
  15,000,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.58{::}    10/12/00          14,972,708
 124,150,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.58{::}    10/16/00         123,833,762
  76,800,000  CONDUIT ASSET BACKED
              SECURITIES, LIMITED                   6.59{::}    10/20/00          76,548,480
 124,206,000  CPI FUNDING CORPORATION               6.61{::}    10/25/00         123,684,645
 210,000,000  CREDIT SUISSE FIRST BOSTON            6.69{::}     1/24/01         205,614,801
  30,875,000  CREGEM NORTH AMERICA                  6.72{::}     1/12/01          30,301,574
  95,000,000  CROWN POINT CAPITAL COMPANY,
              LLC                                   6.59{::}    10/23/00          94,637,021
  25,000,000  DORADA FINANCE INCORPORATED           6.66{::}    10/20/00          24,918,125
 150,000,000  DORADA FINANCE INCORPORATED           6.57{::}     1/16/01         149,995,865
  69,027,000  FALCON ASSET SECURITIZATION
              CORPORATION                           6.56{::}    10/12/00          68,901,985
  43,500,000  GAP INCORPORATED                      6.76{::}     9/21/01          43,500,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE+       VALUE
COMMERCIAL PAPER (continued)
$ 94,000,000  GENERAL ELECTRIC CAPITAL
              INTERNATIONAL FUNDING                 6.75%{::}      2/2/01    $    91,902,782
 100,000,000  GIRO FUNDING CORPORATION              6.69{::}     2/22/01          97,418,056
 200,000,000  GOLDMAN SACHS GROUP,
              INCORPORATED                          7.02{::}     11/6/00         198,679,723
  50,000,000  GOVCO INCORPORATED                    6.66{::}    10/20/00          49,836,250
 162,000,000  GOVCO INCORPORATED                    6.66{::}    10/25/00         161,322,075
  17,975,000  GOVCO INCORPORATED                    6.62{::}     11/6/00          17,861,059
  52,000,000  GOVCO INCORPORATED                    6.63{::}     11/8/00          51,651,543
  87,014,000  GOVCO INCORPORATED                    6.63{::}     11/9/00          86,415,150
  50,000,000  GRAND FUNDING CORPORATION             6.56{::}     10/6/00          49,963,778
  50,000,000  GRAND FUNDING CORPORATION             6.56{::}    10/12/00          49,909,445
  55,000,000  GREYHAWK CAPITAL CORPORATION          6.73{::}      1/8/01          54,020,817
  90,000,000  GREYHAWK CAPITAL CORPORATION          6.79{::}     1/10/01          88,355,000
  27,872,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.82{::}     10/2/00          27,872,000
  66,911,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.57{::}    10/11/00          66,801,768
  59,005,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.56{::}    10/17/00          58,844,703
  50,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.66{::}    10/30/00          49,745,278
  75,000,000  IRISH PERMANENT TREASURY PLC          6.98{::}     2/28/01          72,932,625
  38,000,000  K2 (USA) LLC                          6.71{::}    11/13/00          37,709,174
  24,000,000  K2 (USA) LLC                          6.84{::}     1/16/01          23,533,600
  41,000,000  K2 (USA) LLC                          6.90{::}     1/22/01          40,150,480
  53,000,000  K2 (USA) LLC                          6.78{::}      2/9/01          51,746,404
  22,500,000  K2 (USA) LLC                          6.78{::}     2/12/01          21,955,531
  35,500,000  K2 (USA) LLC                          6.71{::}      3/1/01          34,538,542
  51,000,000  K2 (USA) LLC                          6.72{::}      3/5/01          49,581,917
  26,500,000  K2 (USA) LLC                          6.71{::}     3/15/01          25,716,513
  25,320,000  K2 (USA) LLC                          6.74{::}      5/9/01          24,326,507
 160,318,000  KBC COMMERCIAL PAPER TRUST            6.57{::}    10/11/00         160,055,880
 159,343,000  KBC COMMERCIAL PAPER TRUST            6.58{::}    10/13/00         159,025,067
  45,879,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.57{::}     10/5/00          45,853,667
 175,702,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.46{::}    10/12/00         175,396,962
  50,000,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.71{::}     2/28/01          48,654,862
 100,000,000  LEXINGTON PARKER CAPITAL
              COMPANY, LLC                          6.71{::}      3/2/01          97,273,612
  68,883,000  LONE STAR FUNDING                     6.56{::}    10/12/00          68,758,245
  94,126,000  LONE STAR FUNDING                     6.59{::}    10/23/00          93,766,360
  92,106,000  LONE STAR FUNDING                     6.59{::}    11/27/00          91,171,840
  50,000,000  MOAT FUNDING, LLC                     6.50{::}    10/16/00          49,877,500
  70,000,000  MOAT FUNDING, LLC                     6.84{::}     1/30/01          68,457,668
 100,000,000  MOAT FUNDING, LLC                     7.26{::}     2/13/01          97,435,390
  50,000,000  MOAT FUNDING, LLC                     6.69{::}     2/16/01          48,763,196
 100,000,000  MOAT FUNDING, LLC                     6.79{::}     2/20/01          97,434,584
  93,262,000  MOAT FUNDING, LLC                     6.83{::}     5/15/01          89,467,404
 115,000,000  MORIARTY LIMITED                      6.67{::}    10/13/00         114,769,489
 200,000,000  MORIARTY LIMITED                      6.66{::}    10/31/00         198,944,723
 150,000,000  MORIARTY LIMITED                      6.51{::}     11/2/00         149,197,875
 181,734,000  NEPTUNE FUNDING CORPORATION           6.57{::}     10/2/00         181,734,000
  25,000,000  NEPTUNE FUNDING CORPORATION           6.59{::}     10/4/00          24,990,903
 110,409,000  NEPTUNE FUNDING CORPORATION           6.59{::}     10/6/00         110,328,647

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE+       VALUE
COMMERCIAL PAPER (continued)
$ 92,217,000  NEPTUNE FUNDING CORPORATION           6.63%{::}    10/16/00    $    91,981,902
  63,591,000  NEPTUNE FUNDING CORPORATION           6.59{::}    10/17/00          63,417,450
  90,000,000  NEPTUNE FUNDING CORPORATION           6.59{::}    10/19/00          89,721,625
  94,818,000  OLD LINE FUNDING CORPORATION          6.56{::}    10/11/00          94,663,447
 133,650,000  PERRY IV FUNDING CORPORATION -
              SERIES IRVINE (FNMA)                  6.62{::}     10/4/00         133,601,441
 100,718,000  REPEAT OFFERING SECURITIZATION
              ENTITY                                6.62{::}    10/25/00         100,298,453
 168,150,000  SHEFFIELD RECEIVABLES
              CORPORATION                           6.56{::}     10/2/00         168,150,000
  60,000,000  SIGMA FINANCE INCORPORATED            6.46{::}    10/10/00          59,916,667
 100,000,000  SIGMA FINANCE INCORPORATED            6.48{::}    10/16/00          99,756,167
  72,835,000  SIGMA FINANCE INCORPORATED            6.67{::}    10/19/00          72,609,373
  50,000,000  SIGMA FINANCE INCORPORATED            7.05{::}    11/15/00          49,583,833
  43,400,000  SIGMA FINANCE INCORPORATED            6.88{::}     1/12/01          42,582,272
  76,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.58{::}     10/6/00          75,944,689
 100,000,000  SPINTAB (SWEDMORTGAGE) AB             6.74{::}      1/9/01          98,198,750
 119,000,000  SURREY FUNDING CORP.                  6.57{::}    10/20/00         118,611,465
  90,000,000  SWEDBANK (FORENINGS
              SPARBANKER)                           6.80{::}    10/26/00          89,601,000
 158,000,000  SWEDBANK (FORENINGS
              SPARBANKER)                           6.82{::}     1/22/01         154,760,650
 100,000,000  SYNDICATED LOAN FUNDING TRUST,
              SERIES 1999-8                         6.45        10/16/00         100,000,000
 118,940,000  TRIPLE A ONE FUNDING                  6.55{::}     10/5/00         118,875,376
  30,000,000  VARIABLE FUNDING CAPITAL
              CORPORATION                           6.54          1/4/01          29,432,767
 430,000,000  VENTURES BUSINESS TRUST               6.64{::}    10/10/00         429,371,833
  75,000,000  WCP FUNDING, INCORPORATED             6.70{::}      2/1/01          73,337,750

                                                                               9,489,291,028
TOTAL COMMERCIAL PAPER (COST $9,489,291,028)
                                                                             ---------------
MASTER NOTES - 0.14%
  17,438,788  GENERAL ELECTRIC COMPANY++            6.58         10/5/00          17,438,788
                                                                             ---------------

                                                                                  17,438,788
TOTAL MASTER NOTES (COST $17,438,788)
                                                                             ---------------
MUNICIPAL DEMAND NOTES - 0.14%
   7,100,000  DURHAM, NC, COP, SERIES B++           6.65          7/1/03           7,100,000
   8,810,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                   6.72        12/15/26           8,810,000
   1,500,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES
              SERIES A WACHOVIA BANK OF
              NORTH CAROLINA LOC++                  6.65          3/1/17           1,500,000

                                                                                  17,410,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$17,410,000)
                                                                             ---------------
TIME DEPOSITS - 2.03%
 150,000,000  BANCA COMMERCIALE ITALIANA,
              LONDON                                6.75         10/2/00         150,000,000
 100,000,000  BANK OF IRELAND, DUBLIN               6.75         10/2/00         100,000,000

                                                                                 250,000,000
TOTAL TIME DEPOSITS (COST $250,000,000)
                                                                             ---------------
VARIABLE & FLOATING RATE FUNDING AGREEMENTS - 3.60%
  42,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                               6.88        12/28/00          42,250,000
  50,000,000  GE LIFE & ANNUITY                     6.63          7/2/01          50,000,000
  50,000,000  GE LIFE & ANNUITY                     6.67          7/2/01          50,000,000
 250,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                     6.90          2/9/01         250,000,000
  50,000,000  UNITED OF OMAHA INSURANCE
              COMPANY                               6.72         6/27/01          50,000,000

                                                                                 442,250,000
TOTAL VARIABLE & FLOATING RATE FUNDING
AGREEMENTS (COST $442,250,000)
                                                                             ---------------

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE+       VALUE
VARIABLE & FLOATING RATE NOTES - CORPORATE - 6.31%
$ 90,000,000  ASSOCIATES CORPORATION OF
              NORTH AMERICA                         6.66%        6/26/01     $    90,000,000
  85,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                          6.68          3/1/01          85,000,000
  42,500,000  BEAR STEARNS & COMPANY
              INCORPORATED                          6.77         3/15/01          42,500,000
  21,250,000  BEAR STEARNS & COMPANY
              INCORPORATED                          6.77          4/9/01          21,248,715
  50,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                          6.67         6/15/01          50,000,000
 100,100,000  BEAR STEARNS & COMPANY
              INCORPORATED                          6.96          8/1/01         100,254,037
  22,000,000  CHRISTIANIA BANK                      6.75         9/19/01          21,953,209
  59,750,000  MORGAN STANLEY GROUP
              INCORPORATED                          6.76         3/15/01          59,750,000
  54,500,000  SIGMA FINANCE INCORPORATED            6.78         10/5/00          54,500,000
  60,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-7                         6.91        10/16/00          60,000,000
  65,000,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 2000-6                         6.78         8/15/01          65,000,000
 125,000,000  UNILEVER CAPITAL CORPORATION          6.65          9/7/01         125,000,000

                                                                                 775,205,961
TOTAL VARIABLE & FLOATING RATE NOTES -
CORPORATE (COST $775,205,961)
                                                                             ---------------
REPURCHASE AGREEMENTS - 2.20%
   9,773,468  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                  6.67         10/2/00           9,773,468
  65,000,000  GOLDMAN SACHS CORPORATION
              REPURCHASE AGREEMENT                  6.75         10/2/00          65,000,000
 195,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.84         10/2/00         195,000,000

                                                                                 269,773,468
TOTAL REPURCHASE AGREEMENTS (COST
$269,773,468)
                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,251,464,847)*                     99.71% $12,251,464,847
OTHER ASSETS AND LIABILITIES, NET            0.29       35,847,372
                                          -------  ---------------
TOTAL NET ASSETS                           100.00% $12,287,312,219
                                          -------  ---------------

 ++  VARIABLE RATE.
{::} YIELD TO MATURITY.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 12.45%
FEDERAL HOME LOAN BANK - 4.40%
$ 50,000,000  FEDERAL HOME LOAN BANK                6.51%{::}    1/30/01    $   48,940,000
  30,000,000  FEDERAL HOME LOAN BANK                6.71{::}     2/9/01         29,306,667
  50,000,000  FEDERAL HOME LOAN BANK                6.66{::}     3/1/01         48,666,668

                                                                               126,913,335
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.39%
  25,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.44{::}    1/16/01         24,554,386
  50,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.49{::}    1/31/01         48,929,486
  25,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.57{::}    2/23/01         24,363,501

                                                                                97,847,373
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.66%
  21,375,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.44{::}   10/24/00         21,291,400
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.45{::}   10/25/00         39,835,933
  25,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.60{::}     2/8/01         24,428,011
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.52{::}    2/22/01         48,740,806

                                                                               134,296,150
                                                                            --------------

                                                                               359,056,858
TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT
NOTES (COST $359,056,858)
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE BONDS - 2.07%
FEDERAL HOME LOAN BANK - 1.21%
  35,000,000  FEDERAL HOME LOAN BANK                6.68         5/8/01         34,947,322
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.86%
  24,875,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.84        7/25/01         24,899,686
                                                                            --------------

                                                                                59,847,008
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED
RATE BONDS (COST $59,847,008)
                                                                            --------------
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 19.36%
FEDERAL HOME LOAN BANK - 7.66%
  50,000,000  FEDERAL HOME LOAN BANK                6.05        11/3/00         49,997,185
  40,000,000  FEDERAL HOME LOAN BANK                6.35         2/1/01         39,990,895
  40,000,000  FEDERAL HOME LOAN BANK                6.75         3/1/01         39,998,716
  20,000,000  FEDERAL HOME LOAN BANK                6.66         4/6/01         19,992,698
  30,000,000  FEDERAL HOME LOAN BANK                6.67         4/6/01         29,999,847
  10,970,000  FEDERAL HOME LOAN BANK                7.08        6/29/01         10,996,619
  30,000,000  FEDERAL HOME LOAN BANK                6.55        9/28/01         29,996,856

                                                                               220,972,816
                                                                            --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.21%
  35,000,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                           6.50        1/19/01         34,996,744
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.28%
  30,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           4.85       11/20/00         29,925,507
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           8.25       12/18/00         50,115,501
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           5.63        3/15/01         39,807,887
  40,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.52        3/16/01         39,975,448
  29,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.55        3/20/01         28,993,656

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 19,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           7.25%       5/25/01     $   19,059,953
  25,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.64        9/18/01         24,997,599
  35,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                           6.64        9/18/01         34,987,413

                                                                               267,862,964
                                                                            --------------
STUDENT LOAN MORTGAGE ASSOCIATION - 1.21%
  35,000,000  STUDENT LOAN MORTGAGE
              ASSOCIATION                           5.90        12/1/00         34,992,945
                                                                            --------------

                                                                               558,825,469
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED
RATE NOTES (COST $558,825,469)
                                                                            --------------
VARIABLE & FLOATING RATE NOTES - AGENCY - 11.22%
FEDERAL HOME LOAN MORTGAGE COMPANY - 9.49%
 199,000,000  FEDERAL HOME LOAN MORTGAGE
              COMPANY++                             6.41       12/20/00        198,951,402
  75,000,000  FEDERAL HOME LOAN MORTGAGE
              COMPANY++                             6.53        1/10/01         74,980,535

                                                                               273,931,937
                                                                            --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.73%
  50,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION++                         6.46       11/13/00         49,995,138
                                                                            --------------

                                                                               323,927,075
TOTAL VARIABLE & FLOATING RATE NOTES -
AGENCY (COST $323,927,075)
                                                                            --------------
REPURCHASE AGREEMENTS - 54.91%
 112,744,129  BANC OF AMERICA NT & SA
              REPURCHASE AGREEMENT                  6.65        10/2/00        112,744,129
 307,084,240  BEAR STEARNS REPURCHASE
              AGREEMENT                             6.65        10/2/00        307,084,240
 250,000,000  CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT                  6.67        10/2/00        250,000,000
  65,100,000  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.68        10/2/00         65,100,000
 300,000,000  GOLDMAN SACHS REPURCHASE
              AGREEMENT                             6.65        10/2/00        300,000,000
 550,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                  6.84        10/2/00        550,000,000

                                                                             1,584,928,369
TOTAL REPURCHASE AGREEMENTS (COST
$1,584,928,369)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,886,584,779)*                     100.01% $2,886,584,779
OTHER ASSETS AND LIABILITIES, NET           (0.01)       (411,576)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,886,173,203
                                          -------  --------------

{::} YIELD TO MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
ALABAMA - 0.96%
$ 6,655,000  BIRMINGHAM BAPTIST MEDICAL
             CENTER AL SPECIAL CARE
             FACILITIES FINANCE AUTHORITY
             RV P FLOATS PA 354                    5.72%       11/15/16     $    6,655,000
  3,225,000  JEFFERSON COUNTY AL SEWER RV
             PA 487 R                              5.62          2/1/38          3,225,000

                                                                                 9,880,000
TOTAL ALABAMA (COST $9,880,000)
                                                                            --------------
ARIZONA - 1.68%
 10,500,000  ABN AMRO LEASETOPS OT 2000-2
             LEASETOPS CERTIFICATES AZ
             NON-AMOUNT VARIABLE RATE ABN
             AMRO BANK LOC                         5.92          4/1/05         10,500,000
  3,500,000  MARICOPA COUNTY AZ IDA MFHR
             BONDS FLOATS PROJECT                  5.82         11/1/32          3,500,000
  3,260,000  PHOENIX AZ IDA MFH RV DEL MAR
             TERRACE PROJECT SERIES A U.S.
             BANK TRUST N.A. LOC                   5.85         10/1/29          3,260,000

                                                                                17,260,000
TOTAL ARIZONA (COST $17,260,000)
                                                                            --------------
ARKANSAS - 0.01%
    100,000  FAYETTEVILLE AR PUBLIC
             FACILITIES BOARD HEALTH CARE
             RV BUTTERFIELD TRAIL VILLAGE
             PROJECT ARVEST TRUST COMPANY
             N.A. LOC                              5.65          9/1/27            100,000
                                                                            --------------

                                                                                   100,000
TOTAL ARKANSAS (COST $100,000)
                                                                            --------------
CALIFORNIA - 1.53%
  5,000,000  CALIFORNIA HIGHER EDUCATIONAL
             LOAN AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T CA
             LOC                                   4.70          6/1/01          5,000,000
  5,850,000  CALIFORNIA HIGHER EDUCATIONAL
             LOAN AUTHORITY STUDENT LOAN RV
             SERIES E-1 STUDENT LOAN
             MARKETING LOC                         5.50         12/1/22          5,850,000
    100,000  NEWPORT BEACH CA HEALTH CARE
             RV HOAG MEMORIAL HOSPITAL
             SERIES A BANK OF AMERICA LOC          5.40         10/1/26            100,000
  4,200,000  NEWPORT BEACH CA HEALTH CARE
             RV HOAG MEMORIAL PRESBYTERIAN
             HOSPITAL PROJECT BANK OF
             AMERICA NT & SA LOC                   5.40         10/1/22          4,200,000
    600,000  ORANGE COUNTY CA IMPROVEMENT
             BONDS IDA RV SOCIETE GENERALE
             LOC                                   4.75          9/2/18            600,000

                                                                                15,750,000
TOTAL CALIFORNIA (COST $15,750,000)
                                                                            --------------
COLORADO - 3.51%
  1,500,000  COLORADO HFA MFHR MULTI-FAMILY
             DIAMOND 1 SERIES FNMA INSURED         5.55        10/15/16          1,500,000
  2,500,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE BONDS
             SERIES A                              8.50        11/15/00          2,560,850
  8,700,000  DENVER CO CITY & COUNTY SD #1
             FLOATS PT 1135                        3.90        10/26/00          8,700,000
  3,000,000  JEFFERSON COUNTY CO SD                5.00         6/30/01          3,014,520
 11,150,000  ROARING FORKS CO                      5.72         12/1/05         11,150,000
  9,000,000  ROARING FORKS CO                      5.72          6/1/05          9,000,000

                                                                                35,925,370
TOTAL COLORADO (COST $35,925,370)
                                                                            --------------
FLORIDA - 0.82%
  3,205,000  ESCAMBIA COUNTY FL HFA SMR            5.67         10/1/31          3,205,000
  1,175,000  FLORIDA STATE FRN SERIES 117          5.62          7/1/27          1,175,000
  3,970,000  HILLSBOROUGH COUNTY FL HFA
             SFHR GNMA & FNMA INSURED              4.50          1/1/30          3,970,000

                                                                                 8,350,000
TOTAL FLORIDA (COST $8,350,000)
                                                                            --------------
GEORGIA - 2.19%
  1,500,000  BUFORD GA HOUSING AUTHORITY
             MFHR SERIES 1172                      5.77          9/1/25          1,500,000
    500,000  CLAYTON COUNTY GA HOUSING
             AUTHORITY MFHR RIVERS EDGE
             DEVELOPMENT BANKERS TRUST
             COMPANY LOC                           5.60          8/1/06            500,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
GEORGIA (continued)
$ 3,500,000  COBB COUNTY GA SD GO BANC OF
             AMERICA LOC                           4.38%       12/29/00     $    3,503,307
  2,695,000  FULTON COUNTY GA IDR
             GUARANTEED BY ADP                     4.30          9/1/12          2,695,000
  6,000,000  LEE COUNTY GA DEVELOPMENT
             AUTHORITY RV WOODGRAIN
             MILLWORK INCORPORATED PROJECT
             WEST ONE BANK IDAHO INSURED           6.20         10/1/10          6,000,000
  3,200,000  MARIETTA GA MFHR SUMMIT
             PROJECT SERIES A FNMA INSURED         5.75         5/15/07          3,200,000
  5,000,000  RICHMOND COUNTY GA DEVELOPMENT
             AUTHORITY SOLID WASTER
             DISPOSAL IDR EVERGREEN NYLON
             BANQUE NATIONALE PARIS LOC            5.60          7/1/32          5,000,000

                                                                                22,398,307
TOTAL GEORGIA (COST $22,398,307)
                                                                            --------------
HAWAII - 0.51%
  3,350,000  HAWAII STATE DEPARTMENT OF
             BUDGET & FINANCE SPECIAL
             PURPOSE MORTGAGE RV KUAKINI
             MEDICAL CENTER PROJECT BANK OF
             HAWAII LOC                            4.35          7/1/04          3,350,000
  1,900,000  HAWAII STATE GO SERIES CQ FGIC
             INSURED                               5.00         10/2/00          1,900,000

                                                                                 5,250,000
TOTAL HAWAII (COST $5,250,000)
                                                                            --------------
IDAHO - 0.83%
  6,980,000  IDAHO HEALTH FACILITIES
             AUTHORITY HEALTH CARE RV ST.
             LUKES REGIONAL MEDICAL CENTER
             PROJECT, WEST ONE BANK IDAHO
             LOC                                   5.65          5/1/22          6,980,000
  1,500,000  NEZ PERCE COUNTY IDAHO PCR
             BONDS RATE-DATES-POTLATCH 84
             BANK ONE CHICAGO LOC                  5.55         12/1/14          1,500,000

                                                                                 8,480,000
TOTAL IDAHO (COST $8,480,000)
                                                                            --------------
ILLINOIS - 6.16%
  9,700,000  CHICAGO IL GO BONDS EQUIPMENT
             NOTES HARRIS TRUST & SAVINGS
             LOC                                   3.90         10/5/00          9,700,000
 14,800,000  CHICAGO IL GO BONDS SERIES A
             LANDESBANK HESSEN LOC                 3.90         12/7/00         14,800,000
  1,300,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY DEVELOPMENT RV
             REVCOR INCORPORATED PROJECT
             LASALLE NATIONAL BANK LOC             5.67          6/1/08          1,300,000
  6,800,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY RV ART
             INSTITUTE OF CHICAGO GO OF
             INSTITUTIONAL                         5.55          3/1/27          6,800,000
 10,000,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY EDUCATION
             RV SERIES A3 HARRIS TRUST &
             SAVINGS LOC                           4.75          2/5/01         10,000,000
  2,700,000  ILLINOIS HFFA RV ELMHURST
             MEMORIAL HOSPITAL PROJECT
             SERIES B NORTHERN TRUST
             COMPANY LOC                           5.70          1/1/20          2,700,000
  1,425,000  ILLINOIS HFFA RV SERIES 166
             AMBAC INSURED                         5.62         2/15/24          1,425,000
  6,800,000  LOMBARD IL IDR BONDS 2500
             HIGHLAND AVENUE MID-AMERICAN
             FEDERAL SAVINGS & LOAN LOC            5.90         12/1/06          6,800,000
  4,400,000  MADISON COUNTY IL
             ENVIRONMENTAL IMPROVEMENT RV
             SERIES A                              5.70          3/1/33          4,400,000
  1,200,000  SCHAUMBERG IL MFHR WINDSONG
             APARTMENTS PROJECT LASALLE
             NATIONAL BANK LOC                     5.67          2/1/24          1,200,000
  4,000,000  SPRINGFIELD IL TRANSPORTATION
             RV GUARANTEED BY ALLIED SIGNAL        5.60        10/15/16          4,000,000

                                                                                63,125,000
TOTAL ILLINOIS (COST $63,125,000)
                                                                            --------------
INDIANA - 2.56%
  5,200,000  INDIANA HFFA RV ASCENSION
             HEALTH CREDIT SERIES B                5.75        11/15/39          5,200,000
  5,375,000  INDIANA STATE HFA MFHR PEDCOR
             INVESTMENTS M-A                       5.80          1/1/29          5,375,000
  2,000,000  INDIANA STATE EDUCATIONAL
             FACILITIES AUTHORITY EDUCATION
             RV ST. MARY PROJECT BANK ONE
             INDIANA N.A. LOC                      5.55         2/15/26          2,000,000
  5,000,000  INDIANAPOLIS IN AIRPORT
             AUTHORITY RV SERIES PA 632            5.87        11/15/31          5,000,000
  8,700,000  INDIANAPOLIS IN MFHR HOUSING
             CROSSING PARTNERS PROJECT
             NATIONAL CITY BANK LOC                5.85          3/1/31          8,700,000

                                                                                26,275,000
TOTAL INDIANA (COST $26,275,000)
                                                                            --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
IOWA - 4.30%
$10,640,000  IOWA FINANCE AUTHORITY SFMR
             SERIES N                              4.40%         1/1/08     $   10,640,000
  2,200,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION RV CLARKE
             COLLEGE PROJECT SERIES A US
             BANCORP LOC                           5.50         5/24/01          2,206,713
  3,500,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION RV
             MORNINGSIDE PROJECT SERIES G
             US BANCORP LOC                        5.50         5/24/01          3,510,680
  2,750,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION RV PALMER
             UNIVERSITY PROJECT SERIES H US
             BANCORP LOC                           5.50         5/24/01          2,758,391
  1,000,000  IOWA HIGHER EDUCATIONAL LOAN
             AUTHORITY EDUCATION FACILITIES
             RV WARTBURG PROJECT ALLIED
             IRISH BANK PLC LOC                    5.70          3/1/30          1,000,000
 13,390,000  IOWA SCHOOL CORPORATION
             EDUCATIONAL FACILITIES RV
             BONDS WARRANTS CERTIFICATES
             FSA INSURED                           4.75          2/1/01         13,419,993
  4,700,000  MASON CITY IA IDR SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             BANK LOC                              6.05          9/1/14          4,700,000
  5,800,000  URBANDALE IA IDR INTERSTATE
             ACRES L.P. PROJECT GUARANTEED
             BY PRINCIPAL MUTUAL LIFE
             INSURANCE                             5.80         12/1/14          5,800,000

                                                                                44,035,777
TOTAL IOWA (COST $44,035,777)
                                                                            --------------
KANSAS - 0.58%
  1,200,000  PRAIRIE VILLAGE KS MFHR J.C.
             NICHOLS COMPANY PROJECT
             GUARANTEED BY PRINCIPAL MUTUAL
             LIFE INSURANCE                        4.50         12/1/15          1,200,000
  4,790,000  SEDGWICK & SHAWNEE COUNTIES KS
             SFMR SERIES 1188                      5.70         12/1/13          4,790,000

                                                                                 5,990,000
TOTAL KANSAS (COST $5,990,000)
                                                                            --------------
KENTUCKY - 3.15%
  3,600,000  KENTUCKY ASSET/LIABILITY
             COMMISSION GENERAL FUND RV            5.25         6/27/01          3,617,951
  5,600,000  LEXINGTON-FAYETTE URBAN COUNTY
             AIRPORT CORPORATION KY
             APARTMENT RV MBIA INSURED             5.70          7/1/13          5,600,000
  1,100,000  MAYFIELD KY MULTI-CITY LEASE
             RV PNC BANK LOC                       5.60          7/1/26          1,100,000
 21,995,000  RUSSELL KY RV                         5.72         12/1/00         21,995,000

                                                                                32,312,951
TOTAL KENTUCKY (COST $32,312,951)
                                                                            --------------
LOUISIANA - 5.90%
  1,105,000  CALCASIEU PARISH LA SALES TAX
             DISTRICT NO. 4 TAX RV ROAD
             IMPROVEMENT CREDIT DE FRANCE
             LOC                                   5.65          9/1/01          1,105,000
  9,265,000  JEFFERSON PARISH LA HOME
             MORTGAGE AUTHORITY FLOATS-PT
             229                                   4.45         12/1/24          9,265,000
  3,955,000  JEFFERSON PARISH LA HOME
             MORTGAGE AUTHORITY FLOATS-PT
             345                                   5.67          6/1/20          3,955,000
  6,205,000  JEFFERSON PARISH LA HOME
             MORTGAGE AUTHORITY MORTGAGE RV        4.45          6/1/23          6,205,000
  5,000,000  JEFFERSON PARISH LA HOME
             MORTGAGE AUTHORITY SFHR
             SERIES B                              4.25         10/2/00          5,000,000
  2,200,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV WILLIS
             KNIGHTON MEDICAL PROJECT AMBAC
             INSURED                               5.40          9/1/23          2,200,000
  2,900,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV WILLIS
             KNIGHTON MEDICAL CENTER
             PROJECT                               5.40          9/1/25          2,900,000
 15,100,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY HOSPITAL RV
             WILLIS-KNIGHTON MEDICAL CENTER
             AMBAC INSURED                         5.40          9/1/27         15,100,000
  9,700,000  NATCHITOCHES PARISH LA TRUST
             JOIST CORPORATION PROJECT
             WACHOVIA BANK LOC                     6.05         10/2/00          9,700,000
  5,000,000  WEST BATON ROUGE PARISH LA
             INDUSTRIAL DISTRICT NO. 3 IDR
             DOW CHEMICAL CORPORATION
             PROJECT                               5.75         12/1/23          5,000,000

                                                                                60,430,000
TOTAL LOUISIANA (COST $60,430,000)
                                                                            --------------
MAINE - 1.29%
 11,600,000  MAINE HEHFA RV PIPER SHORES
             PROJECT SERIES B PARIBAS LOC          5.90          1/1/29         11,600,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
MAINE (continued)
$ 1,600,000  REGIONAL WASTE SYSTEMS
             INCORPORATED ME SOLID WASTE
             RES RECOVERY RV SERIES K              5.90%         7/1/12     $    1,600,000

                                                                                13,200,000
TOTAL MAINE (COST $13,200,000)
                                                                            --------------
MARYLAND - 0.48%
  4,900,000  HOWARD COUNTY MD MFHR SHERWOOD
             CROSSING LIMITED PROJECT
             GUARDIAN SAVINGS & LOAN LOC           4.85          6/1/01          4,900,000
                                                                            --------------

                                                                                 4,900,000
TOTAL MARYLAND (COST $4,900,000)
                                                                            --------------
MASSACHUSETTS - 2.35%
 15,000,000  MASSACHUSETTS STATE HOUSING
             FINANCE AGENCY SFH RV
             SERIES C                              4.90          6/1/01         15,000,000
  9,000,000  MASSACHUSETTS STATE RV
             ANTICIPATION NOTES SERIES A           5.00          9/6/01          9,056,074

                                                                                24,056,074
TOTAL MASSACHUSETTS (COST $24,056,074)
                                                                            --------------
MICHIGAN - 0.68%
  1,400,000  JACKSON COUNTY MI ECONOMIC
             DEVELOPMENT CORPORATION IDR
             VISTA GRANDE VILLA PROJECT
             MICHIGAN NATIONAL BANK LOC            5.65          6/1/27          1,400,000
  5,600,000  MICHIGAN STATE BUILDING
             AUTHORITY REVENUE FACILITIES
             PROJECT SERIES II                     5.00        10/15/00          5,602,223

                                                                                 7,002,223
TOTAL MICHIGAN (COST $7,002,223)
                                                                            --------------
MINNESOTA - 7.78%
  1,350,000  ARDEN HILLS MN HOUSING &
             HEALTH CARE FACILITIES RV
             PRESBYTERIAN HOMES SERIES B
             U.S. BANK N.A. LOC                    5.65          9/1/29          1,350,000
    130,000  BLAINE MN IDR BONDS SUPERVALU
             INCORPORATED PROJECT WACHOVIA
             CORPORATION LOC                       5.95         11/1/13            130,000
 10,000,000  CITY OF ROCHESTER MN                  4.25        11/14/00         10,000,000
    750,000  COHASSET MN IDR RV MINNESOTA
             POWER & LIGHT CORPORATION
             PROJECT SERIES A ABN AMRO BANK
             N.V. LOC                              5.65          6/1/20            750,000
    400,000  CRYSTAL MN MFHR CRYSTAL
             APARTMENTS L.P. PROJECT FHLB
             LOC                                   5.85          5/1/27            400,000
  3,000,000  DAKOTA COUNTY MN DEVELOPMENT
             AGENCY IDR FNMA & GNMA
             MORTGAGE BACKED SERIES C
             FNMA & GNMA INSURED                   4.30          4/1/01          3,000,000
  1,200,000  DULUTH MN EDA HEALTH CARE
             FACILITIES RV MILLER DWAN
             MEDICAL CENTER PROJECT CREDIT
             LOCAL DE FRANCE LOC                   5.65          6/1/19          1,200,000
    595,000  DULUTH MN TAX INCREMENT
             REVENUE LAKE SUPERIOR PAPER
             PROJECT WACHOVIA BANK GEORGIA
             LOC                                   5.40          9/1/10            595,000
  7,520,000  EAGAN MN MFHR FLOATS-PT 1221
             PROJECT                               5.77          7/1/09          7,520,000
    750,000  FULDA MN INDEPENDENT SCHOOL
             DISTRICT NO 505 EDUCATION
             FACILITIES RV SD CREDIT
             PROGRAM LOC                           4.55          9/1/01            751,067
  1,500,000  GOLDEN VALLEY MN IDA RV
             UNICARE HOMES PROJECT BANK OF
             AMERICA N.A. LOC                      5.55          9/1/14          1,500,000
  1,800,000  MANKATO MN MANKATO AREA FAMILY
             YMCA PROJECT U.S. BANK N.A.
             LOC                                   5.80          5/1/06          1,800,000
  1,410,000  MINNEAPOLIS & ST PAUL MN
             METROPOLITAN COMMUNITY AIRPORT
             RV SERIES SG136+                      5.62          1/1/25          1,410,000
  2,249,000  MINNEAPOLIS MN                        5.62          3/1/10          2,249,000
  3,500,000  MINNEAPOLIS MN MULTIFAMILY RV         5.85         12/1/30          3,500,000
  1,250,000  MINNEAPOLIS MN RV PEOPLE
             SERVING PEOPLE PROJECT
             SERIES A US BANK LOC                  5.75         10/1/21          1,250,000
  1,000,000  MINNEAPOLIS MN RV PEOPLE
             SERVING PEOPLE PROJECT
             SERIES A US BANK LOC+                 5.75         10/1/21          1,000,000
  4,985,000  MINNESOTA SD TAX & AID
             ANTICIPATION COP TAX
             ANTICIPATION CERTIFICATE
             INDENTURE SERIES A                    4.25         2/28/01          4,985,925
  4,000,000  MINNESOTA SD TAX & AID
             ANTICIPATION COP TAX
             ANTICIPATION CERTIFICATE
             INDENTURE SERIES A                    5.00          8/9/01          4,022,772
  5,000,000  MINNESOTA STATE HFA SINGLE
             FAMILY MORTGAGE SERIES H
             LANDESBANK INSURED                    4.40         8/30/01          5,000,000
  5,000,000  MINNESOTA STATE HEFA RV
             UNIVERSITY OF ST. THOMAS
             SERIES C                              5.45          4/1/25          5,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
MINNESOTA (continued)
$ 1,200,000  MINNESOTA STATE HOUSING
             FINANCE AGENCY SFHR SERIES E
             PAINEWEBBER LOC++                     4.35%         5/1/01     $    1,200,000
  2,090,000  MINNESOTA STATE RV SERIES A           5.00         6/30/01          2,100,061
    900,000  NEW BRIGHTON MN IDR RV UNICARE
             HOMES INCORPORATED PROJECT
             U.S. BANK TRUST N.A. LOC++            5.55         12/1/14            900,000
  2,000,000  ROBBINSDALE MN IDR UNICARE
             HOMES INCORPORATED PROJECT
             BANK OF AMERICA N.A. LOC++            5.55         10/1/14          2,000,000
  3,500,000  SAINT CLOUD MN HOSPITAL
             FACILITIES REVENUE BONDS ST.
             CLOUD HOSPITAL PROJECT
             SERIES B                              7.00          7/1/01          3,636,920
  1,700,000  SAINT CLOUD MN HOSPITAL
             FACILITIES REVENUE BONDS ST.
             CLOUD HOSPITAL PROJECT
             SERIES C AMBAC INSURED                6.75          7/1/01          1,762,317
  1,275,000  SOUTHERN MINNESOTA MUNICIPAL
             POWER AGENCY POWER RV
             SERIES A FGIC- TCRS INSURED           5.30          1/1/01          1,278,686
  3,000,000  ST. LOUIS PARK MN CATHOLIC
             FINANCIAL CORPORATION ALLIED
             IRISH BANK PLC LOC++                  5.45         10/1/25          3,000,000
    330,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             HOUSING RV IRIS PARK PLACE
             PROJECT U.S. BANK TRUST N.A.
             LOC                                   5.70          8/1/13            330,000
  6,050,000  ST. PAUL MN HOUSING &
             REDEVELOPMENT AUTHORITY
             UTILITIES RV CREDIT LOCAL
             DE FRANCE LOC                         5.85         12/1/12          6,050,000

                                                                                79,671,748
TOTAL MINNESOTA (COST $79,671,748)
                                                                            --------------
MISSISSIPPI - 0.24%
  2,500,000  MISSISSIPPI BUSINESS FINANCE
             CORPORATION MISSISSIPPI RV
             MISSISSIPPI COLLEGE PROJECT
             SERIES B BANK OF AMERICA N.A.
             LOC                                   5.70          2/1/09          2,500,000
                                                                            --------------

                                                                                 2,500,000
TOTAL MISSISSIPPI (COST $2,500,000)
                                                                            --------------
MISSOURI - 4.49%
 14,570,000  KANSAS CITY MO IDA MFHR BONDS
             COACH HOUSE II PROJECT
             GUARANTEED BY PRINCIPAL MUTUAL
             LIFE INSURANCE                        4.50         12/1/15         14,570,000
  2,825,000  MISSOURI HIGHER EDUCATION LOAN
             AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T
             CORPORATION LOC                       5.50          6/1/17          2,825,000
  1,225,000  MISSOURI STATE DEVELOPMENT
             FINANCIAL BOARD RECREATIONAL
             FACILITIES RV YMCA GREATER ST.
             LOUIS PROJECT SERIES B BANK OF
             AMERICA N.A. INSURED                  5.70          9/1/02          1,225,000
 21,600,000  MISSOURI STATE DEVELOPMENT
             FINANCIAL BOARD LEASE RV
             MISSOURI ASSOCIATION MUNICIPAL
             UTILITIES LEASE PROJECT SPA
             TRANSAMERICA LIFE INSURANCE           5.65         12/1/22         21,600,000
  3,300,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY RV                          5.65          7/1/35          3,300,000
  2,500,000  MISSOURI STATE HEALTH &
             EDUCATIONAL FACILITIES RV ST.
             LOUIS UNIVERSITY FGIC INSURED         5.70         12/1/05          2,500,000

                                                                                46,020,000
TOTAL MISSOURI (COST $46,020,000)
                                                                            --------------
MONTANA - 0.70%
  7,140,000  MONTANA STATE BOARD OF
             INVESTMENTS MUNICIPAL FINANCE
             CONSTRUCTION INTERCAP PROGRAM
             RV                                    4.35          3/1/09          7,140,000
                                                                            --------------

                                                                                 7,140,000
TOTAL MONTANA (COST $7,140,000)
                                                                            --------------
NEVADA - 0.54%
  5,500,000  WASHOE COUNTY NV                      5.70         12/1/20          5,500,000
                                                                            --------------

                                                                                 5,500,000
TOTAL NEVADA (COST $5,500,000)
                                                                            --------------

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
NEW HAMPSHIRE - 0.14%
$ 1,400,000  NEW HAMPSHIRE HIGHER
             EDUCATION & HEALTH FACILITIES
             AUTHORITY RV MUNICIPAL TRUST
             RECEIPTS SERIES SG-19                 5.67%         6/1/23     $    1,400,000
                                                                            --------------

                                                                                 1,400,000
TOTAL NEW HAMPSHIRE (COST $1,400,000)
                                                                            --------------
NEW MEXICO - 0.54%
    500,000  ALBUQUERQUE NM AIRPORT RV
             BANKAMERICA NATIONAL TRUST LOC        5.40          7/1/14            500,000
  2,400,000  BLOOMFIELD NM GO SERIES A LA
             SALLE NATIONAL BANK LOC               5.70        11/15/10          2,400,000
  1,000,000  ESPANOLA NM HEALTH CARE RV
             SERIES A LA SALLE NATIONAL
             BANK LOC                              5.70        11/15/10          1,000,000
  1,585,000  SILVER CITY NM GO SERIES A LA
             SALLE NATIONAL BANK LOC               5.70        11/15/10          1,585,000

                                                                                 5,485,000
TOTAL NEW MEXICO (COST $5,485,000)
                                                                            --------------
NEW YORK - 4.14%
 12,735,000  IBM TAX EXEMPT GRANTOR TRUST
             OTHER RV IBM PROJECT
             SERIES 1999-C                         5.77         3/14/06         12,735,000
 22,945,000  LONG ISLAND POWER AUTHORITY NY
             ELECTRIC SYSTEM RV FRN PA 586         5.72         12/1/29         22,945,000
  6,570,000  NEW YORK STATE URBAN
             DEVELOPMENT REVENUE BONDS             7.63          1/1/01          6,752,485

                                                                                42,432,485
TOTAL NEW YORK (COST $42,432,485)
                                                                            --------------
NORTH CAROLINA - 0.48%
  4,900,000  NORTH CAROLINA EDUCATIONAL
             FACILITIES FINANCE AGENCY
             EDUCATION RV GASTON DAY SCHOOL
             PROJECT BANK OF AMERICA LOC           5.70          7/1/20          4,900,000
                                                                            --------------

                                                                                 4,900,000
TOTAL NORTH CAROLINA (COST $4,900,000)
                                                                            --------------
OHIO - 3.18%
 14,481,000  ABN AMRO LEASETOPS 2000-1
             LEASETOPS CERTIFICATES 144A
             ABN-AMRO BANK N.V. LOC                5.90          8/7/02         14,481,000
  2,000,000  CLERMONT COUNTY OH HOSPITAL
             FACILITIES RV MERCY HEALTH
             SYSTEMS SERIES B                      5.70          9/1/21          2,000,000
  3,000,000  GROVE CITY OH MFHR REGENCY
             ARMS APARTMENTS PROJECT               5.80         6/15/30          3,000,000
  5,000,000  HAMILTON COUNTY OH IDR
             COMMUNITY URBAN REDEVELOPMENT
             PROJECT NATIONAL WESTMINSTER
             LOC                                   4.30        10/15/12          5,000,000
  1,000,000  OHIO ST PFC HIGHER EDUCATION
             FACILITIES RV SERIES II A
             AMBAC INSURED                         6.30          5/1/01          1,030,440
  2,800,000  WARREN COUNTY OH IDR
             CINCINNATI ELECTRIC
             CORPORATION PROJECT ROYAL BANK
             OF CANADA LOC                         5.90          9/1/15          2,800,000
  4,300,000  WOOSTER OH IDR ALLEN GROUP
             INCORPORATED NATIONAL BANK OF
             DETROIT LOC                           5.65         12/1/10          4,300,000

                                                                                32,611,440
TOTAL OHIO (COST $32,611,440)
                                                                            --------------
OKLAHOMA - 2.31%
  2,515,000  OKLAHOMA COUNTY OK FINANCE
             AUTHORITY IDR PERRINE OFFICE
             PROJECT FGIC INSURED                  4.30         12/1/14          2,515,000
  2,625,000  OKLAHOMA COUNTY OK IDR CARBON
             OFFICE FGIC INSURED                   4.30         12/1/14          2,625,000
 13,500,000  OKLAHOMA STATE WATER RESERVE
             BOARD STATE LOAN PROGRAM RV
             UNION BANK OF SWITZERLAND LOC         4.05          3/1/01         13,500,000
  5,000,000  TULSA PORT CATOOSA OK IDA RV
             ASPHALT PRODUCTIONS BANK OF
             AMERICA LOC++                         5.75         10/1/09          5,000,000

                                                                                23,640,000
TOTAL OKLAHOMA (COST $23,640,000)
                                                                            --------------
OREGON - 1.27%
  3,000,000  MULTNOMAH COUNTY OR HIGHER
             EDUCATIONAL RV CONCORDIA
             UNIVERSITY OF PORTLAND PROJECT
             ALLIED IRISH BANK PLC LOC++           5.70         12/1/29          3,000,000
 10,000,000  OREGON STATE HOUSING &
             COMMUNITY SERVICES DEPARTMENT
             SFHR SINGLE FAMILY MORTGAGE
             PROJECT SERIES G SALOMON SMITH
             BARNEY LOC                            4.40          2/1/01         10,000,000

                                                                                13,000,000
TOTAL OREGON (COST $13,000,000)
                                                                            --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
OTHER - 2.60%
$10,000,000  ABN AMRO MUNITOPS COP ABN AMRO
             LOC                                   5.69%        12/6/06     $   10,000,000
 16,615,182  PITNEY BOWES CREDIT
             CORPORATION LEASETOPS TRUST
             SERIES 1999-2 AMBAC INSURED           5.95         3/16/05         16,615,183

                                                                                26,615,183
TOTAL OTHER (COST $26,615,183)
                                                                            --------------
PENNSYLVANIA - 3.23%
  2,090,000  ALLEGHENY COUNTY PA GO
             SERIES C-34 MBIA-IBC INSURED          8.50         2/15/01          2,122,355
  1,100,000  ALLEGHENY COUNTY PA IDA RV
             SERIES C REMARKETED 12/1/98
             DRESDNER BANK LOC++                   5.65          7/1/27          1,100,000
  1,100,000  BUTLER COUNTY PA IDA PCR BONDS
             PENNZOIL CORPORATION PROJECT
             MELLON BANK LOC                       5.10         12/1/12          1,100,000
  5,145,000  CHARTIERS VALLEY PA
             INDUSTRIAL & COMMERCIAL
             DEVELOPMENT AUTHORITY IDR
             GUARANTEED BY ADP INCORPORATED        4.41        11/15/17          5,145,000
  3,700,000  PHILADELPHIA PA IDR REGIONAL
             PERFORMING ARTS CENTER PROJECT
             FIRST UNION NATIONAL BANK             5.40          6/1/25          3,700,000
  8,700,000  QUAKERTOWN PA GENERAL
             AUTHORITY RV POOLED FINANCING
             PROGRAM SERIES A PNC BANK LOC         4.35          6/1/28          8,700,000
  3,000,000  QUAKERTOWN PA HEALTH CARE RV
             HOSPITAL GROUP POOLED
             FINANCING SERIES A PNC BANK
             LOC                                   4.35          7/1/26          3,000,000
  4,200,000  QUAKERTOWN PA HEALTH CARE RV
             HOSPITAL GROUP POOLED
             FINANCING PNC BANK LOC                4.35          7/1/05          4,200,000
  4,000,000  SAYRE PA HCFR VHA PA FINANCING
             PROJECT SERIES A MIC-PAC AMBAC
             INSURED                               5.65         12/1/20          4,000,000

                                                                                33,067,355
TOTAL PENNSYLVANIA (COST $33,067,355)
                                                                            --------------
SOUTH CAROLINA - 3.07%
 15,995,000  SOUTH CAROLINA JOBS ECONOMIC
             DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV SERIES 338             5.72         12/1/00         15,995,000
  5,400,000  SOUTH CAROLINA JOBS ECONOMIC
             DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV LATI INDUSTRIES
             INCORPORATED PROJECT BANK OF
             AMERICA N.A. LOC                      5.75          8/1/14          5,400,000
  2,005,000  SOUTH CAROLINA STATE PUBLIC
             SERVICE AUTHORITY UTILITIES RV
             FGIC INSURED                          5.62          1/1/23          2,005,000
  8,055,000  SOUTH CAROLINA STATE PUBLIC
             SERVICE AUTHORITY RV
             SERIES SG-2 MBIA INSURED              5.62          7/1/21          8,055,000

                                                                                31,455,000
TOTAL SOUTH CAROLINA (COST $31,455,000)
                                                                            --------------
TENNESSEE - 2.91%
 20,000,000  CLARKSVILLE TN PUBLIC BUILDING
             AUTHORITY RV POOLED FINANCING
             TENNESSEE MUNICIPAL BOND
             FUNDING BANK OF AMERICA LOC           5.70          6/1/29         20,000,000
  1,800,000  METROPOLITAN GOVERNMENTS OF
             NASHVILLE & DAVIDSON COUNTIES
             TN HEALTH & EDUCATION
             FACILITIES RV ALIVE HOSPICE
             INCORPORATED PROJECT                  5.70          8/1/19          1,800,000
  5,000,000  MONTGOMERY COUNTY TN PUBLIC
             BUILDING AUTHORITY RV POOLED
             FINANCING TENNESSEE COUNTY
             LOAN POOL                             5.70          9/1/29          5,000,000
  3,000,000  VOLUNTEER STATE TN STUDENT
             FUNDING CORP STUDENT LOAN RV
             SERIES A-3 BANK OF AMERICA
             NT & SA LOC                           5.50         12/1/17          3,000,000

                                                                                29,800,000
TOTAL TENNESSEE (COST $29,800,000)
                                                                            --------------
TEXAS - 11.65%
  6,590,000  AUSTIN TX UTILITIES SYSTEM RV
             SERIES G AMBAC INSURED                5.62        11/15/11          6,590,000
  1,100,000  BEXAR COUNTY TX HOUSING
             FINANCE CORPORATION MFHR
             CREIGHTONS MILL DEVELOPMENT
             PROJECT SERIES A GUARANTEED BY
             NEW ENGLAND MUTUAL LIFE
             INSURANCE COMPANY                     5.60          8/1/06          1,100,000
 10,000,000  BOARD OF REGENTS                      4.50        10/11/00         10,000,000
  9,000,000  CALHOUN COUNTY TX SOLID WASTE
             DISPOSAL RV FORMOSA PLASTICS
             CORPORATION PROJECT                   5.75          5/1/25          9,000,000
  7,000,000  CARROLL TX ISD SCHOOL BUILDING
             PROJECT PSF INSURED                   5.00         1/25/01          7,015,160
  5,000,000  HARRIS COUNTY TX HOUSING
             FINANCE CORPORATION ARBOR II
             LIMITED PROJECT                       4.00         10/2/00          5,000,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
TEXAS (continued)
$ 1,660,000  HARRIS COUNTY TX HEALTH
             FACILITIES AUTHORITY HEALTH
             CARE RV ST. LUKES EPISCOPAL
             HOSPITAL PROJECT SERIES B
             MORGAN GUARANTY TRUST LOC             5.50%        2/15/27     $    1,660,000
  6,100,000  HARRIS COUNTY TX HFR FLOATER
             CTFS PROJECT SERIES 357 MBIA
             INSURED                               5.67          7/1/09          6,100,000
  1,500,000  NORTH CENT TX HEALTH
             FACILITIES DEVELOPMENT
             CORPORATION HEALTH CARE RV
             PRESBYTERIAN MEDICAL CENTER
             PROJECT SERIES C TEXAS
             COMMERCE BANK N.A. LOC                5.50         12/1/15          1,500,000
  1,000,000  PANHANDLE-PLAINS TX HIGHER
             EDUCATIONAL AUTHORITY
             INCORPORATED STUDENT LOAN RV
             SERIES A STUDENT LOAN
             MARKETING LOC                         5.50          6/1/21          1,000,000
  5,300,000  PASEDENA TX INDEPENDENT SC
             SERIES A PSF-GDT INSURED              5.00         1/18/01          5,310,779
    200,000  SABINE RIVER AUTHORITY TX PCR
             TEXAS UTILITIES PROJECT
             SERIES A AMBAC INSURED                5.55          3/1/26            200,000
 16,800,000  SOUTH TEXAS HIGHER EDUCATION
             AUTHORITY INCORPORATED
             EDUCATIONAL FACILITIES RV MBIA
             INSURED                               5.50         12/1/29         16,800,000
  2,700,000  TARRANT COUNTY TX HOUSING
             FINANCE CORPORATION MFHR
             SIERRA PROJECT FNMA COLL
             INSURED                               5.85         2/15/27          2,700,000
    920,000  TARRANT COUNTY TX MFHR BONDS
             SINGLE FAMILY APARTMENTS
             PROJECT SUNTRUST BANK
             NASHVILLE LOC                         5.55         11/1/17            920,000
  2,900,000  TEXAS STATE DEPARTMENT OF
             HOUSING AND COMMUNITY AFFAIRS
             SFHR SERIES PT 136 MBIA
             INSURED                               5.67          3/1/17          2,900,000
  1,700,000  TEXAS STATE DEPARTMENT OF
             HOUSING AND COMMUNITY AFFAIRS
             MFHR SERIES 1215                      5.82         12/1/39          1,700,000
    600,000  TEXAS STATE GO PUBLIC FINANCE
             AUTHORITY SERIES B                    5.25         10/2/00            600,000
 10,000,000  TEXAS STATE SERIES D                  5.65         8/31/01         10,000,000
 20,000,000  TEXAS STATE TAX & REVENUE
             ANTICIPATION NOTES                    4.27         8/31/01         20,163,300
  9,115,000  TRAVIS COUNTY TX HOUSING
             FINANCE CORP MFHR SERIES 1144         5.92        1/1/2041          9,115,000

                                                                               119,374,239
TOTAL TEXAS (COST $119,374,239)
                                                                            --------------
UTAH - 0.21%
  2,100,000  UTAH STATE BOARD REGENTS
             STUDENT LOAN RV SERIES L AMBAC
             INSURED                               5.50         11/1/25          2,100,000
                                                                            --------------

                                                                                 2,100,000
TOTAL UTAH (COST $2,100,000)
                                                                            --------------
VIRGINIA - 0.96%
  9,800,000  NORFOLK VA AIRPORT RV                 4.35         1/16/01          9,800,000
                                                                            --------------

                                                                                 9,800,000
TOTAL VIRGINIA (COST $9,800,000)
                                                                            --------------
WASHINGTON - 7.41%
  8,000,000  LAKE TAPPS PARKWAY WA                 5.50         12/1/19          8,000,000
  2,500,000  LAKE TAPPS PARKWAY WA WATER &
             SEWER RV SERIES B US BANK N.A.
             LOC                                   5.50         12/1/19          2,500,000
 11,590,000  SEATTLE NORTHWEST SECURITIES
             CORP                                  4.40         10/6/00         11,584,334
  6,740,000  SEATTLE WA                            4.30         2/15/01          6,740,000
  7,600,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER RV NUCLEAR
             PROJECT #1 MUNICIPAL
             SECURITIES TRUST RECEIPTS
             SERIES CMC2                           5.65          7/1/07          7,600,000
  1,000,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER RV NUCLEAR
             PROJECT #3 SERIES 13 MBIA
             INSURED                               5.62          7/1/15          1,000,000
  3,785,000  WASHINGTON STATE ECONOMIC
             DEVELOPMENT FINANCE AUTHORITY
             ECONOMIC DEVELOPMENT RV
             PIONEER HUMAN SERVICES PROJECT
             SERIES H U.S. BANK OF
             WASHINGTON LOC                        5.75          9/1/18          3,785,000
 10,260,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION MFHR
             SERIES 1219++                         5.82         7/15/01         10,260,000
  4,335,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION MFHR CANYON
             LAKES II PROJECT U.S. BANK OF
             WASHINGTON LOC                        5.55         10/1/19          4,335,000
  9,600,000  WASHINGTON STATE PUBLIC POWER
             SUPPLY SYSTEM NUCLEAR PROJECT
             #2 POWER RV AMBAC INSURED             5.65          7/1/07          9,600,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
WASHINGTON (continued)
$10,525,000  WASHINGTON STATE GO
             SERIES 1177                           4.50%         7/1/16     $   10,525,000

                                                                                75,929,334
TOTAL WASHINGTON (COST $75,929,334)
                                                                            --------------
WISCONSIN - 2.03%
  1,000,000  BELOIT & ROCK COUNTY WI IDR
             GUARANTEED BY CPC
             INTERNATIONAL                         6.08          4/1/19          1,000,000
  1,750,000  EAU CLAIRE WI IDR INTEK
             PLASTICS PROJECS U.S. BANK
             TRUST N.A. LOC                        6.00          5/1/25          1,750,000
  1,405,000  JOHNSON CONTROLS INCORPORATED
             TAX-EXEMPT BOND GRANTOR TRUST
             WACHOVIA CORPORATION LOC              4.50         10/1/01          1,405,000
  1,860,000  MILWAUKEE WI IDR BONDS
             LONGVIEW FIBRE COMPANY PROJECT
             ABN AMRO BANK N.V. LOC                6.05          1/1/03          1,860,000
  2,000,000  OCONTO WI UNION SD GO TAX &
             REVENUE ANTICIPATION
             PROMISSARY NOTES                      4.75         9/10/01          2,003,573
  6,000,000  ST. FRANCIS WI HOUSING
             AUTHORITY REVENUE HOWARD VLJ
             PROJECT U.S. BANK N.A. LOC            5.55          7/1/30          6,000,000
  3,000,000  WISCONSIN SCHOOL DISTRICTS            4.55         9/26/01          3,000,000
  3,750,000  WISCONSIN SCHOOL DISTRICTS            4.75         9/26/01          3,766,044

                                                                                20,784,617
TOTAL WISCONSIN (COST $20,784,617)
                                                                            --------------
WYOMING - 0.10%
  1,000,000  GREEN RIVER WY PCR BONDS
             ALLIED CORPORATION PROJECT
             GUARANTEED BY ALLIED SIGNAL
             CORPORATION                           4.91         12/1/12          1,000,000
                                                                            --------------

                                                                                 1,000,000
TOTAL WYOMING (COST $1,000,000)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,018,947,103)*                      99.47% $1,018,947,103
OTHER ASSETS AND LIABILITIES, NET            0.53       5,413,845
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,024,360,948
                                          -------  --------------

 ++  VARIABLE RATE
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITIES - 99.92%
U.S. TREASURY BILLS - 72.78%
$ 75,000,000  U.S. TREASURY BILLS                   6.18%{::}   10/12/00    $   74,875,208
 135,000,000  U.S. TREASURY BILLS                   6.30{::}   10/12/00        134,769,375
  60,000,000  U.S. TREASURY BILLS                   6.30{::}   10/12/00         59,897,417
  75,000,000  U.S. TREASURY BILLS                   6.16{::}   10/19/00         74,788,031
  50,000,000  U.S. TREASURY BILLS                   6.28{::}    11/9/00         49,678,583
  20,000,000  U.S. TREASURY BILLS                   6.29{::}    11/9/00         19,871,328
 200,000,000  U.S. TREASURY BILLS                   6.07{::}    11/9/00        198,748,112
  26,000,000  U.S. TREASURY BILLS                   6.29{::}    11/9/00         25,832,726
 100,000,000  U.S. TREASURY BILLS                   6.13{::}   11/16/00         99,250,000
  75,000,000  U.S. TREASURY BILLS                   6.31{::}   11/24/00         74,322,594
  75,000,000  U.S. TREASURY BILLS                   6.28{::}   11/24/00         74,327,011
 142,880,000  U.S. TREASURY BILLS                   6.08{::}   11/24/00        141,630,514
  50,000,000  U.S. TREASURY BILLS                   6.09{::}   11/30/00         49,514,070
  50,000,000  U.S. TREASURY BILLS                   6.15{::}    12/7/00         49,452,750
  50,000,000  U.S. TREASURY BILLS                   6.24{::}    12/7/00         49,450,917
 200,000,000  U.S. TREASURY BILLS                   6.14{::}   12/21/00        197,346,667
   9,640,000  U.S. TREASURY BILLS                   6.21{::}   12/28/00          9,501,502
  75,000,000  U.S. TREASURY BILLS                   6.20{::}   12/28/00         73,908,876
  50,000,000  U.S. TREASURY BILLS                   6.28{::}    1/11/01         49,157,632
  50,000,000  U.S. TREASURY BILLS                   6.35{::}    2/22/01         48,794,431
  50,000,000  U.S. TREASURY BILLS                   6.30{::}     3/1/01         48,743,750

                                                                             1,603,861,494
                                                                            --------------
U.S. TREASURY NOTES - 27.14%
  35,000,000  U.S. TREASURY NOTES                   4.50        9/30/00         35,000,000
 135,000,000  U.S. TREASURY NOTES                   4.00       10/31/00        134,763,323
  75,000,000  U.S. TREASURY NOTES                   4.00       10/31/00         74,869,019
  14,500,000  U.S. TREASURY NOTES                   5.75       10/31/00         14,493,840
  15,500,000  U.S. TREASURY NOTES                   5.75       10/31/00         15,492,338
  25,000,000  U.S. TREASURY NOTES                   5.75       11/15/00         24,978,802
  50,000,000  U.S. TREASURY NOTES                   5.75       11/15/00         49,967,774
  25,000,000  U.S. TREASURY NOTES                   4.63       11/30/00         24,932,780
 100,000,000  U.S. TREASURY NOTES                   5.63       11/30/00         99,918,221
  25,000,000  U.S. TREASURY NOTES                   4.63       12/31/00         24,882,813
  50,000,000  U.S. TREASURY NOTES                   4.50        1/31/01         49,710,038
  34,500,000  U.S. TREASURY NOTES                   4.50        1/31/01         34,297,573
  15,000,000  U.S. TREASURY NOTES                   5.00        2/28/01         14,926,208

                                                                               598,232,729
                                                                            --------------

                                                                             2,202,094,223
TOTAL U.S. TREASURY SECURITIES (COST
$2,202,094,223)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,202,094,223)*                      99.92% $2,202,094,223
OTHER ASSETS AND LIABILITIES, NET            0.08       1,689,518
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,203,783,741
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COMMERCIAL PAPER - 75.30%
$ 7,000,000  AEGON FUNDING CORPORATION             6.50%{::}    10/2/00    $  7,000,000
 25,000,000  ALPINE SECURITIZATION
             CORPORATION                           6.54{::}    10/4/00       24,990,958
 19,700,000  BANK ONE                              6.86{::}    1/16/01       19,702,335
 25,000,000  BAUS FUNDING LLC                      6.61{::}   12/28/00       24,609,708
 25,000,000  BAVARIA UNIVERSAL FUNDING
             CORPORATION                           6.56{::}   10/12/00       24,954,722
 15,000,000  BILLS SECURITIZATION LIMITED
             LTD                                   6.69{::}    10/6/00       14,989,033
 10,000,000  BILLS SECURITIZATION LIMITED
             LTD                                   6.73{::}     1/8/01        9,820,879
 20,000,000  CC (USA) INCORPORATED                 6.82{::}   10/16/00       19,949,056
  3,000,000  CHRISTIANIA CAPITAL
             CORPORATION                           6.52{::}    11/1/00        2,984,450
 35,000,000  CPI FUNDING CORPORATION               6.57{::}   10/25/00       34,853,089
 20,000,000  GOVCO INCORPORATED                    6.66{::}    10/6/00       19,985,444
 30,000,000  GRAND FUNDING CORPORATION             6.57{::}   10/23/00       29,885,900
 25,000,000  GREYHAWK CAPITAL CORPORATION          6.73{::}     1/8/01       24,554,917
 20,000,000  INTERNATIONAL SECURITIZATION
             CORPORATION                           6.66{::}   10/27/00       19,910,972
 10,000,000  K2 (USA) LLC                          6.48{::}    10/2/00       10,000,000
 10,000,000  K2 (USA) LLC                          6.68{::}   10/26/00        9,956,200
  5,000,000  K2 (USA) LLC                          6.78{::}     2/9/01        4,881,736
 10,000,000  KBC COMMERCIAL PAPER TRUST            6.58{::}   10/11/00        9,983,650
 15,993,000  KBC COMMERCIAL PAPER TRUST            6.70{::}   10/16/00       15,952,014
 15,000,000  LINKS FINANCE, LLC                    6.71{::}    10/6/00       14,989,000
 20,000,000  MORIARTY LIMITED                      6.71{::}    10/6/00       19,985,333
 20,000,000  NESS LLC                              6.61{::}   12/11/00       19,748,000
 25,000,000  OLD LINE FUNDING CORPORATION          6.57{::}   10/23/00       24,905,063
 27,845,000  REPEAT OFFERING SECURITIZATION
             ENTITY                                6.66{::}   10/30/00       27,703,145
 10,000,000  SIGMA FINANCE INCORPORATED            6.67{::}   10/19/00        9,969,022
  5,000,000  SIGMA FINANCE INCORPORATED            6.97{::}     1/5/01        4,911,466
 30,000,000  SPECIAL PURPOSE ACCOUNTS
             RECEIVABLE COOPERATIVE
             CORPORATION                           6.56{::}   10/13/00       29,940,234
 10,000,000  SWEDBANK (FORENINGS
             SPARBANKER)                           6.80{::}   10/26/00        9,955,667
 20,000,000  TRIPLE A ONE FUNDING                  6.55{::}   10/11/00       19,967,400
 12,000,000  TRIPLE A ONE FUNDING                  6.55{::}   10/12/00       11,978,300
 20,000,000  VENTURES BUSINESS TRUST               6.68{::}   10/10/00       19,970,800

                                                                            542,988,493
TOTAL COMMERCIAL PAPER (COST $542,988,493)
                                                                           ------------
MASTER NOTES - 0.02%
    136,664  GENERAL ELECTRIC COMPANY++            6.58        10/5/00          136,664
                                                                           ------------

                                                                                136,664
TOTAL MASTER NOTES (COST $136,664)
                                                                           ------------
TIME DEPOSITS - 12.48%
 30,000,000  BANQUE BRUXELLES LAMBERT,
             LONDON                                6.75        10/2/00       30,000,000
 30,000,000  CAISSE DES DEPOTS ET
             CONSIGNATIONS, PARIS                  6.73        10/2/00       30,000,000
 30,000,000  UNION BANK OF SWITZERLAND,
             GRAND CAYMAN                          6.66        10/2/00       30,000,000

                                                                             90,000,000
TOTAL TIME DEPOSITS (COST $90,000,000)
                                                                           ------------
VARIABLE & FLOATING RATE FUNDING AGREEMENTS - 0.07%
    500,000  ALLSTATE LIFE INSURANCE
             COMPANY                               6.88       12/28/00          500,000
                                                                           ------------

                                                                                500,000
TOTAL VARIABLE & FLOATING RATE FUNDING
AGREEMENTS (COST $500,000)
                                                                           ------------
VARIABLE & FLOATING RATE NOTES - CORPORATE - 4.51%
  7,500,000  ASSOCIATES CORPORATION OF
             NORTH AMERICA++                       6.66        6/26/01        7,500,000

MONEY MARKET FUNDS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
VARIABLE & FLOATING RATE NOTES (continued)
$25,000,000  UNILEVER CAPITAL CORPORATION++        6.65%        9/7/01     $ 25,000,000

                                                                             32,500,000
TOTAL VARIABLE & FLOATING RATE NOTES -
CORPORATE (COST $32,500,000)
                                                                           ------------
REPURCHASE AGREEMENTS - 8.07%
 23,185,443  DEUTSCHE BANK SECURITIES
             REPURCHASE AGREEMENT                  6.68        10/2/00       23,185,443
 30,000,000  GOLDMAN SACHS CORPORATION
             REPURCHASE AGREEMENT                  6.75        10/2/00       30,000,000
  5,000,000  LEHMAN BROTHERS INCORPORATED
             REPURCHASE AGREEMENT                  6.84        10/5/00        5,000,000

                                                                             58,185,443
TOTAL REPURCHASE AGREEMENTS (COST
$58,185,443)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $724,310,600)*                       100.45% $724,310,600
OTHER ASSETS AND LIABILITIES, NET           (0.45)   (3,205,572)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $721,105,028
                                          -------  ------------

{::} YIELD TO MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
U.S. TREASURY SECURITIES - 56.18%
U.S. TREASURY BILLS - 31.32%
$ 22,500,000  U.S. TREASURY BILLS                   5.85%{::}   10/12/00    $   22,464,125
  20,000,000  U.S. TREASURY BILLS                   6.07{::}    11/2/00         19,895,547
  22,500,000  U.S. TREASURY BILLS                   6.06{::}    11/9/00         22,359,400
  45,000,000  U.S. TREASURY BILLS                   6.09{::}    11/9/00         44,716,425
  50,000,000  U.S. TREASURY BILLS                   6.28{::}    11/9/00         49,678,848
  45,000,000  U.S. TREASURY BILLS                   6.10{::}   11/16/00         44,664,188
  22,500,000  U.S. TREASURY BILLS                   6.04{::}   11/24/00         22,304,563
  27,120,000  U.S. TREASURY BILLS                   6.08{::}   11/24/00         26,882,836
  30,000,000  U.S. TREASURY BILLS                   6.31{::}   11/24/00         29,729,259
  45,000,000  U.S.TREASURY BILLS                    6.17{::}   12/14/00         44,451,588

                                                                               327,146,779
                                                                            --------------
U.S. TREASURY NOTES - 24.86%
  87,000,000  U.S. TREASURY NOTES                   4.50        9/30/00         87,000,000
  33,310,000  U.S. TREASURY NOTES                   5.75       10/31/00         33,312,255
   5,000,000  U.S. TREASURY NOTES                   5.00        2/28/01          4,975,403
  65,000,000  U.S. TREASURY NOTES                   4.88        3/31/01         64,526,647
  45,000,000  U.S. TREASURY NOTES                   6.25        4/30/01         44,889,172
  25,000,000  U.S. TREASURY NOTES                   6.50        5/31/01         25,023,148

                                                                               259,726,625
                                                                            --------------

                                                                               586,873,404
TOTAL U.S. TREASURY SECURITIES (COST
$586,873,404)
                                                                            --------------
REPURCHASE AGREEMENTS - 43.77%
  27,801,345  DEUTSCHE BANK SECURITIES
              REPURCHASE AGREEMENT                  6.43        10/2/00         27,801,345
  99,400,000  BEAR STEARNS & COMPANY
              REPURCHASE AGREEMENT                  6.45        10/2/00         99,400,000
  25,000,000  SALOMON SMITH BARNEY
              REPURCHASE AGREEMENT                  6.45        10/2/00         25,000,000
 130,000,000  GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT                  6.50        10/2/00        130,000,000
  50,000,000  LEHMAN BROTHERS HOLDINGS
              REPURCHASE AGREEMENT                  6.50        10/2/00         50,000,000
 125,000,000  BEAR STEARNS & COMPANY
              REPURCHASE AGREEMENT                  6.53        10/2/00        125,000,000

                                                                               457,201,345
TOTAL REPURCHASE AGREEMENTS (COST
$457,201,345)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,044,074,749)*                      99.95% $1,044,074,749
OTHER ASSETS AND LIABILITIES, NET            0.05         510,080
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,044,584,829
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS
          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    CALIFORNIA TAX-FREE     CASH INVESTMENT
                                                      MONEY MARKET FUND   MONEY MARKET FUND
-------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST...............  $    2,370,311,553   $   12,251,464,847
  CASH............................................             966,430   $                0
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES...          19,321,015           69,300,718
  RECEIVABLE FOR INVESTMENTS SOLD.................           3,510,720                    0
  PREPAID EXPENSES AND OTHER ASSETS...............                   0              213,615
                                                    ------------------   ------------------
TOTAL ASSETS......................................       2,394,109,718       12,320,979,180
                                                    ------------------   ------------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....           1,232,797            4,348,049
  PAYABLE TO OTHER RELATED PARTIES................             889,350              185,442
  PAYABLE TO CUSTODIAN............................                   0                    0
  ACCRUED EXPENSES AND OTHER LIABILITIES..........             352,083            2,138,067
  DIVIDENDS PAYABLE...............................           1,020,269           26,995,403
                                                    ------------------   ------------------
TOTAL LIABILITIES.................................           3,494,499           33,666,961
                                                    ------------------   ------------------
TOTAL NET ASSETS..................................  $    2,390,615,219   $   12,287,312,219
                                                    ------------------   ------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.................................  $    2,391,503,037   $   12,287,273,652
  UNDISTRIBUTED NET INVESTMENT INCOME.............                   0                    0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................            (887,818)              38,567
                                                    ------------------   ------------------
TOTAL NET ASSETS..................................  $    2,390,615,219   $   12,287,312,219
                                                    ------------------   ------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..............................  $    2,245,220,477                  N/A
SHARES OUTSTANDING - CLASS A......................       2,246,104,928                  N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS A.........................................  $             1.00                  N/A
NET ASSETS - INSTITUTIONAL CLASS..................                 N/A   $    2,607,077,592
SHARES OUTSTANDING - INSTITUTIONAL CLASS..........                 N/A        2,607,149,603
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  INSTITUTIONAL CLASS.............................                 N/A   $             1.00
NET ASSETS - SERVICE CLASS........................  $      145,394,742   $    9,680,234,627
SHARES OUTSTANDING - SERVICE CLASS................         145,403,078        9,682,009,276
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  SERVICE CLASS...................................  $             1.00   $             1.00
                                                    ------------------   ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)
                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                         NATIONAL TAX-FREE
                                                            GOVERNMENT       INSTITUTIONAL       100% TREASURY    PRIME INVESTMENT
                                                     MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST...............  $    2,886,584,779  $    1,018,947,103  $    2,202,094,223  $      724,310,600
  CASH............................................              52,124             378,206               3,424                   0
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES...          15,280,969           8,314,396          10,002,821             515,274
  RECEIVABLE FOR INVESTMENTS SOLD.................                   0                   0                   0                   0
  PREPAID EXPENSES AND OTHER ASSETS...............             540,946              25,005                   0                   0
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL ASSETS......................................       2,902,458,818       1,027,664,710       2,212,100,468         724,825,874
                                                    ------------------  ------------------  ------------------  ------------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....           1,212,773             331,245             714,863             247,207
  PAYABLE TO OTHER RELATED PARTIES................             655,065               8,494              31,013             277,026
  PAYABLE TO CUSTODIAN............................                   0                   0                   0                   0
  ACCRUED EXPENSES AND OTHER LIABILITIES..........             424,785             295,853             235,886              82,353
  DIVIDENDS PAYABLE...............................          13,992,992           2,668,170           7,334,965           3,114,260
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES.................................          16,285,615           3,303,762           8,316,727           3,720,846
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL NET ASSETS..................................  $    2,886,173,203  $    1,024,360,948  $    2,203,783,741  $      721,105,028
                                                    ------------------  ------------------  ------------------  ------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.................................  $    2,886,361,439  $    1,024,452,683  $    2,204,581,786  $      721,173,193
  UNDISTRIBUTED NET INVESTMENT INCOME.............                   0                   0             168,885                   4
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................            (188,236)            (91,735)           (966,930)            (68,169)
                                                    ------------------  ------------------  ------------------  ------------------
TOTAL NET ASSETS..................................  $    2,886,173,203  $    1,024,360,948  $    2,203,783,741  $      721,105,028
                                                    ------------------  ------------------  ------------------  ------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..............................  $       79,492,653                 N/A  $       83,362,406                 N/A
SHARES OUTSTANDING - CLASS A......................          79,497,096                 N/A          83,357,071                 N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS A.........................................  $             1.00                 N/A  $             1.00                 N/A
NET ASSETS - INSTITUTIONAL CLASS..................                 N/A  $       89,346,461                 N/A                 N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS..........                 N/A          89,356,444                 N/A                 N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  INSTITUTIONAL CLASS.............................                 N/A  $             1.00                 N/A                 N/A
NET ASSETS - SERVICE CLASS........................  $    2,806,680,550  $      935,014,487  $    2,120,421,335  $      721,105,028
SHARES OUTSTANDING - SERVICE CLASS................       2,807,042,950         934,981,323       2,121,223,431         721,174,056
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  SERVICE CLASS...................................  $             1.00  $             1.00  $             1.00  $             1.00
                                                    ------------------  ------------------  ------------------  ------------------

                                                         TREASURY PLUS
                                                         INSTITUTIONAL
                                                     MONEY MARKET FUND
--------------------------------------------------
ASSETS
  INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST...............  $    1,044,074,749
  CASH............................................  $                0
  RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES...           6,383,058
  RECEIVABLE FOR INVESTMENTS SOLD.................                   0
  PREPAID EXPENSES AND OTHER ASSETS...............              14,340
                                                    ------------------
TOTAL ASSETS......................................       1,050,472,147
                                                    ------------------
LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....             296,850
  PAYABLE TO OTHER RELATED PARTIES................               4,041
  PAYABLE TO CUSTODIAN............................           1,506,679
  ACCRUED EXPENSES AND OTHER LIABILITIES..........             620,790
  DIVIDENDS PAYABLE...............................           3,458,958
                                                    ------------------
TOTAL LIABILITIES.................................           5,887,318
                                                    ------------------
TOTAL NET ASSETS..................................  $    1,044,584,829
                                                    ------------------
NET ASSETS CONSIST OF:
--------------------------------------------------
  PAID-IN CAPITAL.................................  $    1,044,587,412
  UNDISTRIBUTED NET INVESTMENT INCOME.............                   0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................              (2,583)
                                                    ------------------
TOTAL NET ASSETS..................................  $    1,044,584,829
                                                    ------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
--------------------------------------------------
NET ASSETS - CLASS A..............................                 N/A
SHARES OUTSTANDING - CLASS A......................                 N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS A.........................................                 N/A
NET ASSETS - INSTITUTIONAL CLASS..................  $      434,879,779
SHARES OUTSTANDING - INSTITUTIONAL CLASS..........         435,018,030
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  INSTITUTIONAL CLASS.............................  $             1.00
NET ASSETS - SERVICE CLASS........................  $      609,705,050
SHARES OUTSTANDING - SERVICE CLASS................         609,718,998
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  SERVICE CLASS...................................  $             1.00
                                                    ------------------

MONEY MARKET FUNDS          STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                           CALIFORNIA TAX-FREE    CASH INVESTMENT
                             MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............   $      46,212,900   $     371,826,159
                            -----------------   -----------------
TOTAL INVESTMENT
  INCOME.................          46,212,900         371,826,159
                            -----------------   -----------------

EXPENSES
  ADVISORY FEES..........           3,616,624           5,670,616
  ADMINISTRATION FEES....           1,808,311           8,505,924
  CUSTODY................             241,108           1,134,123
  SHAREHOLDER SERVICING
    FEES.................           2,883,732          11,503,681
  PORTFOLIO ACCOUNTING
    FEES.................              78,360             243,836
  TRANSFER AGENT
    CLASS A..............             369,118                 N/A
  INSTITUTIONAL CLASS....                 N/A              21,383
    SERVICE CLASS........               5,205             230,074
  DISTRIBUTION FEES
    CLASS A..............                   0                 N/A
  INSTITUTIONAL CLASS....                 N/A                   0
    SERVICE CLASS........                   0                   0
  LEGAL AND AUDIT FEES...              89,266             110,438
  REGISTRATION FEES......              40,929             523,113
  DIRECTORS' FEES........               2,664               2,664
  SHAREHOLDER REPORTS....              70,746             374,909
  OTHER..................              37,269             123,570
                            -----------------   -----------------
TOTAL EXPENSES...........           9,243,332          28,444,331
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............          (1,511,646)         (3,683,834)
                            -----------------   -----------------
NET EXPENSES.............           7,731,686          24,760,497
                            -----------------   -----------------
NET INVESTMENT INCOME....          38,481,214         347,065,662
                            -----------------   -----------------
                            -----------------   -----------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........            (223,673)               (285)
                            -----------------   -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $      38,257,541   $     347,065,377
                            -----------------   -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
(UNAUDITED)                                                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                NATIONAL TAX-FREE                                              TREASURY PLUS
                                  GOVERNMENT  INSTITUTIONAL MONEY      100% TREASURY   PRIME INVESTMENT  INTSITUTIONAL MONEY
                           MONEY MARKET FUND          MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND          MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $     108,359,520  $        21,410,821  $      49,128,055  $      18,608,778  $        30,868,967
                           -----------------  -------------------  -----------------  -----------------  -------------------
TOTAL INVESTMENT
  INCOME.................        108,359,520           21,410,821         49,128,055         18,608,778           30,868,967
                           -----------------  -------------------  -----------------  -----------------  -------------------

EXPENSES
  ADVISORY FEES..........          5,898,977              493,748          2,850,804            281,051              493,675
  ADMINISTRATION FEES....          2,528,134              740,622          1,221,773            421,577              740,512
  CUSTODY................            337,084               98,750            162,903             56,210               98,735
  SHAREHOLDER SERVICING
    FEES.................             71,460            1,166,874             32,674            702,628              704,667
  PORTFOLIO ACCOUNTING
    FEES.................            101,125               49,375             63,532            272,619               44,431
  TRANSFER AGENT
    CLASS A..............              2,858                  N/A              3,921                N/A                  N/A
  INSTITUTIONAL CLASS....                N/A                  810                N/A                N/A                4,236
    SERVICE CLASS........            331,368               51,342             40,072             28,105                8,456
  DISTRIBUTION FEES
    CLASS A..............                  0                  N/A                  0                N/A                  N/A
  INSTITUTIONAL CLASS....                N/A                    0                N/A                N/A                    0
    SERVICE CLASS........                  0                    0                  0                  0                    0
  LEGAL AND AUDIT FEES...             33,136               14,649             15,622              6,893               41,776
  REGISTRATION FEES......            154,698               55,856             31,482             38,005               48,728
  DIRECTORS' FEES........              2,663                2,664              2,664              2,663                2,664
  SHAREHOLDER REPORTS....            104,004               33,056             43,049             26,121               31,993
  OTHER..................             42,484               41,889             69,991             12,601               22,947
                           -----------------  -------------------  -----------------  -----------------  -------------------
TOTAL EXPENSES...........          9,607,991            2,749,635          4,538,487          1,846,473            2,242,820
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............         (1,109,520)            (568,277)          (766,980)          (300,725)            (416,707)
                           -----------------  -------------------  -----------------  -----------------  -------------------
NET EXPENSES.............          8,498,471            2,181,358          3,771,507          1,545,748            1,826,113
                           -----------------  -------------------  -----------------  -----------------  -------------------
NET INVESTMENT INCOME....         99,861,049           19,229,463         45,356,548         17,063,030           29,042,854
                           -----------------  -------------------  -----------------  -----------------  -------------------
                           -----------------  -------------------  -----------------  -----------------  -------------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........             (2,599)             (44,090)           213,357            (62,880)              16,625
                           -----------------  -------------------  -----------------  -----------------  -------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $      99,858,450  $        19,185,373  $      45,569,905  $      17,000,150  $        29,059,479
                           -----------------  -------------------  -----------------  -----------------  -------------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    CALIFORNIA TAX-FREE
                                     MONEY MARKET FUND
                           -------------------------------------
                                   (UNAUDITED)
                                   FOR THE SIX           FOR THE
                                  MONTHS ENDED        YEAR ENDED
                            SEPTEMBER 30, 2000    MARCH 31, 2000
----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $     2,540,587,408  $  2,246,122,877
OPERATIONS:
  NET INVESTMENT
    INCOME...............           38,481,214        59,643,253
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........             (223,673)         (372,792)
                           -------------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           38,257,541        59,270,461
                           -------------------  ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (36,719,111)      (59,135,379)
    ADMINISTRATIVE
     CLASS ..............                  N/A               N/A
    CLASS B/CLASS E......                  N/A               N/A
    INSTITUTIONAL
     CLASS ..............                  N/A               N/A
    SERVICE CLASS .......           (1,762,103)         (507,874)(1)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                    0                 0
    ADMINISTRATIVE
     CLASS ..............                  N/A               N/A
    CLASS B/CLASS E......                  N/A               N/A
    INSTITUTIONAL
     CLASS ..............                  N/A               N/A
    SERVICE CLASS .......                    0                 0(1)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        2,060,651,751     3,663,360,428
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           31,009,536        50,547,941
  COST OF SHARES
    REDEEMED -
    CLASS A..............       (2,311,115,667)   (3,494,768,260)
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (219,454,380)      219,140,109
                           -------------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                  N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A               N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A               N/A
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A               N/A
                           -------------------  ----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                  N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A               N/A
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                  N/A               N/A
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................                  N/A               N/A
                           -------------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................                  N/A               N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................                  N/A               N/A
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................                  N/A               N/A
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                  N/A               N/A
                           -------------------  ----------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................          130,917,926       102,151,332(1)
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            1,735,753           310,610(1)
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................          (62,947,815)      (26,764,728)(1)
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................           69,705,864        75,697,214(1)
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (149,972,189)      294,464,531
                           -------------------  ----------------
NET ASSETS
----------------------------------------------------------------
  ENDING NET ASSETS......  $     2,390,615,219  $  2,540,587,408
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............        2,060,651,751     3,663,360,394
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           31,009,536        50,547,946
  SHARES REDEEMED -
    CLASS A..............       (2,311,115,667)   (3,494,768,069)
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (219,454,380)      219,140,271
                           -------------------  ----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A               N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                  N/A               N/A
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A               N/A
                           -------------------  ----------------
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A               N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A               N/A
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                  N/A               N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............                  N/A               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............                  N/A               N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................                  N/A               N/A
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                  N/A               N/A
                           -------------------  ----------------
  SHARES SOLD - SERVICE
    CLASS................          130,917,926       102,151,332(1)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            1,735,753           310,610(1)
  SHARES REDEEMED -
    SERVICE CLASS........          (62,947,815)      (26,764,728)(1)
                           -------------------  ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........           69,705,864        75,697,214(1)
                           -------------------  ----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0  $              0
                           -------------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                CASH INVESTMENT                            GOVERNMENT
                                               MONEY MARKET FUND                        MONEY MARKET FUND
                           ----------------------------------------------------------  -------------------
                                   (UNAUDITED)                                                 (UNAUDITED)
                                   FOR THE SIX          FOR THE TEN           FOR THE          FOR THE SIX
                                  MONTHS ENDED         MONTHS ENDED        YEAR ENDED         MONTHS ENDED
                            SEPTEMBER 30, 2000   MARCH 31, 2000 (2)      MAY 31, 1999   SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $    11,199,064,762  $    5,481,802,324   $  4,685,818,157  $     3,492,915,705
OPERATIONS:
  NET INVESTMENT
    INCOME...............          347,065,662         362,121,049        272,227,954           99,861,049
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........                 (285)             75,110             54,777               (2,599)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............          347,065,377         362,196,159        272,282,731           99,858,450
                           -------------------  ------------------   ----------------  -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                  N/A                 N/A                N/A           (1,626,849)
    ADMINISTRATIVE
     CLASS ..............                  N/A                 N/A                N/A                  N/A
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
    INSTITUTIONAL
     CLASS ..............          (67,452,834)        (45,514,130)(1)              N/A                 N/A
    SERVICE CLASS .......         (279,612,828)       (316,651,938)      (272,182,936)         (98,234,200)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  N/A                 N/A                N/A                    0
    ADMINISTRATIVE
     CLASS ..............                  N/A                 N/A                N/A                  N/A
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
    INSTITUTIONAL
     CLASS ..............                    0                 N/A                N/A                  N/A
    SERVICE CLASS .......                    0                   0(1)                0                   0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                  N/A                 N/A                N/A          158,388,507
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A                 N/A                N/A              352,980
  COST OF SHARES
    REDEEMED -
    CLASS A..............                  N/A                 N/A                N/A         (138,208,907)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                  N/A                 N/A                N/A           20,532,580
                           -------------------  ------------------   ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A                  N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A                 N/A                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................                  N/A                   0                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................       46,860,721,969      33,083,720,843(1)              N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................           27,490,378          14,071,650(1)              N/A                 N/A
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................      (46,397,410,418)    (30,981,523,473)(1)              N/A                 N/A
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          490,801,929       2,116,269,020(1)              N/A                 N/A
                           -------------------  ------------------   ----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................       21,399,193,067      30,580,541,901     37,587,082,649       16,549,091,177
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................          176,582,148         159,859,110        143,723,803           14,614,755
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................      (20,978,329,402)    (27,139,437,684)   (36,934,922,080)     (17,190,978,415)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................          597,445,813       3,600,963,327        795,884,372         (627,272,483)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        1,088,247,457       5,717,262,438        795,984,167         (606,742,502)
                           -------------------  ------------------   ----------------  -------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $    12,287,312,219  $   11,199,064,762   $  5,481,802,324  $     2,886,173,203
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............                  N/A                 N/A                N/A          158,388,507
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A                 N/A                N/A              352,980
  SHARES REDEEMED -
    CLASS A..............                  N/A                 N/A                N/A         (138,208,907)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                  N/A                 N/A                N/A           20,532,580
                           -------------------  ------------------   ----------------  -------------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A                  N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                  N/A                 N/A                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A                 N/A                N/A                  N/A
                           -------------------  ------------------   ----------------  -------------------
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A                 N/A                N/A                  N/A
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                  N/A                 N/A                N/A                  N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............       46,860,721,969      33,083,799,497(1)              N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............           27,490,378          14,071,650(1)              N/A                 N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................      (46,397,410,418)    (30,981,523,473)(1)              N/A                 N/A
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          490,801,929       2,116,347,674(1)              N/A                 N/A
                           -------------------  ------------------   ----------------  -------------------
  SHARES SOLD - SERVICE
    CLASS................       21,399,193,067      30,580,541,901     37,587,082,649       16,549,091,177
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................          176,582,148         159,925,207        143,723,803           14,614,755
  SHARES REDEEMED -
    SERVICE CLASS........      (20,978,329,402)    (27,139,437,684)   (36,934,922,080)     (17,190,978,415)
                           -------------------  ------------------   ----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........          597,445,813       3,601,029,424        795,884,372         (627,272,483)
                           -------------------  ------------------   ----------------  -------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0  $                0   $       (102,315) $                 0
                           -------------------  ------------------   ----------------  -------------------

                                        GOVERNMENT
                                     MONEY MARKET FUND
                           -------------------------------------

                                   FOR THE TEN           FOR THE
                                  MONTHS ENDED        YEAR ENDED
                            MARCH 31, 2000 (5)      MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
  BEGINNING NET ASSETS...  $    3,368,533,822   $  2,260,207,846
OPERATIONS:
  NET INVESTMENT
    INCOME...............         141,286,219        133,990,508
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........            (184,488)           204,634
                           ------------------   ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............         141,101,731        134,195,142
                           ------------------   ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (1,181,705)(1)              N/A
    ADMINISTRATIVE
     CLASS ..............                 N/A                N/A
    CLASS B/CLASS E......                 N/A                N/A
    INSTITUTIONAL
     CLASS ..............                 N/A                N/A
    SERVICE CLASS .......        (140,104,514)      (133,990,508)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0(1)              N/A
    ADMINISTRATIVE
     CLASS ..............                 N/A                N/A
    CLASS B/CLASS E......                 N/A                N/A
    INSTITUTIONAL
     CLASS ..............                 N/A                N/A
    SERVICE CLASS .......                   0                  0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         139,610,265(1)              N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             494,841(1)              N/A
  COST OF SHARES
    REDEEMED -
    CLASS A..............         (81,141,804)(1)              N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          58,963,302(1)              N/A
                           ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                 N/A                N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                 N/A                N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                 N/A                N/A
                           ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                N/A
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                 N/A                N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................                 N/A                N/A
                           ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................                 N/A                N/A
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................                 N/A                N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                N/A
                           ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................      31,097,729,447     26,091,666,224
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................           5,327,578         29,201,156
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................     (31,037,453,956)   (25,012,746,038)
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................          65,603,069      1,108,121,342
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         124,381,883      1,108,325,976
                           ------------------   ----------------
NET ASSETS
-------------------------
  ENDING NET ASSETS......  $    3,492,915,705   $  3,368,533,822
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............         139,611,479(1)              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             494,841(1)              N/A
  SHARES REDEEMED -
    CLASS A..............         (81,141,804)(1)              N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          58,964,516(1)              N/A
                           ------------------   ----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                 N/A                N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                 N/A                N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                 N/A                N/A
                           ------------------   ----------------
  SHARES SOLD -
    CLASS B/CLASS E......                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                 N/A                N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                 N/A                N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............                 N/A                N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................                 N/A                N/A
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                N/A
                           ------------------   ----------------
  SHARES SOLD - SERVICE
    CLASS................      31,097,729,447     26,091,666,224
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................           5,327,578         29,201,156
  SHARES REDEEMED -
    SERVICE CLASS........     (31,037,453,956)   (25,012,746,038)
                           ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........          65,603,069      1,108,121,342
                           ------------------   ----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                0   $        (56,270)
                           ------------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        NATIONAL TAX-FREE INSTITUTIONAL
                                               MONEY MARKET FUND
                           ----------------------------------------------------------
                                   (UNAUDITED)
                                   FOR THE SIX          FOR THE TEN           FOR THE
                                  MONTHS ENDED         MONTHS ENDED        YEAR ENDED
                            SEPTEMBER 30, 2000   MARCH 31, 2000 (3)      MAY 31, 1999
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $     1,147,214,579  $    1,060,762,128   $  1,021,763,286
OPERATIONS:
  NET INVESTMENT
    INCOME...............           19,229,463          28,350,613         34,234,759
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........              (44,090)             68,766              6,112
                           -------------------  ------------------   ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           19,185,373          28,419,379         34,240,871
                           -------------------  ------------------   ----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                  N/A            (485,964)(4)       (1,157,118)
    ADMINISTRATIVE
      CLASS .............                  N/A                 N/A                N/A
    CLASS B/CLASS E......                  N/A                 N/A                N/A
    INSTITUTIONAL
      CLASS .............           (1,098,279)           (299,922)(1)              N/A
    SERVICE CLASS .......          (18,131,184)        (27,564,727)       (33,067,705)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  N/A                   0(4)             (628)
    ADMINISTRATIVE
      CLASS .............                  N/A                 N/A                N/A
    CLASS B/CLASS E......                  N/A                 N/A                N/A
    INSTITUTIONAL
      CLASS .............                    0                   0(1)              N/A
    SERVICE CLASS .......                    0                   0            (16,474)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                  N/A          16,850,329(4)       51,468,576
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A             471,208(4)        1,155,538
  COST OF SHARES
    REDEEMED -
    CLASS A..............                  N/A         (58,499,543)(4)      (55,521,236)
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                  N/A         (41,178,006)(4)       (2,897,122)
                           -------------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................          214,915,380         385,671,594(1)              N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................              512,050              70,018(1)              N/A
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................         (149,212,472)       (362,606,896)(1)              N/A
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....           66,214,958          23,134,716(1)              N/A
                           -------------------  ------------------   ----------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................        1,120,876,184       2,015,467,599      4,895,924,473
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            3,641,914           1,611,072          8,171,310
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................       (1,313,542,597)     (1,912,651,696)    (4,862,198,765)
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................         (189,024,499)        104,426,975         41,897,018
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (122,853,631)         86,452,451         38,998,842
                           -------------------  ------------------   ----------------
NET ASSETS
-------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $     1,024,360,948  $    1,147,214,579   $  1,060,762,128
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............                  N/A          16,850,329(4)       51,468,576
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A             471,208(4)        1,155,538
  SHARES REDEEMED -
    CLASS A..............                  N/A         (58,502,479)(4)      (55,521,236)
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                  N/A         (41,180,942)(4)       (2,897,122)
                           -------------------  ------------------   ----------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                 N/A                N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A                 N/A                N/A
                           -------------------  ------------------   ----------------
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A                 N/A                N/A
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                  N/A                 N/A                N/A
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............          214,915,380         385,678,364(1)              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............              512,050              70,018(1)              N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................         (149,212,472)       (362,606,896)(1)              N/A
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           66,214,958          23,141,486(1)              N/A
                           -------------------  ------------------   ----------------
  SHARES SOLD - SERVICE
    CLASS................        1,120,876,184       2,015,467,599      4,895,924,473
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            3,641,914           1,611,072          8,171,310
  SHARES REDEEMED -
    SERVICE CLASS........       (1,313,542,597)     (1,912,651,696)    (4,862,198,765)
                           -------------------  ------------------   ----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........         (189,024,499)        104,426,975         41,897,018
                           -------------------  ------------------   ----------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0  $                0   $       (126,904)
                           -------------------  ------------------   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                 100% TREASURY                         PRIME INVESTMENT
                                               MONEY MARKET FUND                       MONEY MARKET FUND
                           ---------------------------------------------------------  -------------------
                                   (UNAUDITED)                                                (UNAUDITED)
                                   FOR THE SIX        FOR THE TEN            FOR THE          FOR THE SIX
                                  MONTHS ENDED       MONTHS ENDED         YEAR ENDED         MONTHS ENDED
                            SEPTEMBER 30, 2000     MARCH 31, 2000       MAY 31, 1999   SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $     1,704,296,646  $   1,548,548,589  $   1,440,515,062  $       222,523,000
OPERATIONS:
  NET INVESTMENT
    INCOME...............           45,356,548         66,843,765         69,668,576           17,063,030
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........              213,357           (856,341)           101,345              (62,880)
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           45,569,905         65,987,424         69,769,921           17,000,150
                           -------------------  -----------------  -----------------  -------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............             (730,812)           (18,741)(1)               N/A                   0
    ADMINISTRATIVE
      CLASS .............                  N/A                N/A                N/A                  N/A
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
    INSTITUTIONAL
      CLASS .............                  N/A                N/A                N/A                  N/A
    SERVICE CLASS .......          (44,625,736)       (66,825,024)       (69,668,576)         (17,063,030)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                    0                  0(1)               N/A                   0
    ADMINISTRATIVE
      CLASS .............                  N/A                N/A                N/A                  N/A
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
    INSTITUTIONAL
      CLASS .............                  N/A                N/A                N/A                  N/A
    SERVICE CLASS .......                    0                  0           (536,906)                   0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          115,049,417          2,321,689(1)               N/A                   0
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              718,882             18,157(1)               N/A                   0
  COST OF SHARES
    REDEEMED -
    CLASS A..............          (34,457,832)          (293,242)(1)               N/A                   0
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           81,310,467          2,046,604(1)               N/A                   0
                           -------------------  -----------------  -----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                  N/A                N/A                N/A                  N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                N/A                N/A                  N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A                N/A                N/A                  N/A
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A                N/A                N/A                  N/A
                           -------------------  -----------------  -----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................                  N/A                N/A                N/A                    0
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................                  N/A                N/A                N/A                    0
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................        6,118,479,177     18,415,108,001     19,545,459,290        5,615,874,084
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            9,676,635          9,266,578         20,981,138            2,589,663
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................       (5,710,192,541)   (18,269,816,785)   (19,457,971,340)      (5,119,818,839)
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................          417,963,271        154,557,794        108,469,088          498,644,908
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          499,487,095        155,748,057        108,033,527          498,582,028
                           -------------------  -----------------  -----------------  -------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
  ENDING NET ASSETS......  $     2,203,783,741  $   1,704,296,646  $   1,548,548,589  $       721,105,028
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............          115,049,417          2,321,689(1)               N/A                   0
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              718,882             18,157(1)               N/A                   0
  SHARES REDEEMED -
    CLASS A..............          (34,457,832)          (293,242)(1)               N/A                   0
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           81,310,467          2,046,604(1)               N/A                   0
                           -------------------  -----------------  -----------------  -------------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A                N/A                N/A                  N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A                N/A                N/A                  N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                  N/A                N/A                N/A                  N/A
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A                N/A                N/A                  N/A
                           -------------------  -----------------  -----------------  -------------------
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A                N/A                N/A                    0
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                  N/A                N/A                N/A                    0
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............                  N/A                N/A                N/A                    0
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............                  N/A                N/A                N/A                    0
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                  N/A                N/A                N/A                    0
                           -------------------  -----------------  -----------------  -------------------
  SHARES SOLD - SERVICE
    CLASS................        6,118,479,177     18,415,108,001      4,446,530,993        5,615,874,084
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            9,676,635          9,266,578         18,522,775            2,589,663
  SHARES REDEEMED -
    SERVICE CLASS........       (5,710,192,541)   (18,269,816,785)    (4,028,593,568)      (5,119,818,839)
                           -------------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........          417,963,271        154,557,794        436,460,200          498,644,908
                           -------------------  -----------------  -----------------  -------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $           168,885  $         168,885  $               0  $                 0
                           -------------------  -----------------  -----------------  -------------------

                                   PRIME INVESTMENT
                                   MONEY MARKET FUND
                           ---------------------------------

                                FOR THE TEN          FOR THE
                               MONTHS ENDED       YEAR ENDED
                             MARCH 31, 2000     MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
  BEGINNING NET ASSETS...  $  1,023,150,843  $   789,717,068
OPERATIONS:
  NET INVESTMENT
    INCOME...............        22,604,215       40,540,864
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........           (24,393)           8,287
                           ----------------  ---------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        22,579,822       40,549,151
                           ----------------  ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............       (19,342,134)(6)     (38,948,607)
    ADMINISTRATIVE
      CLASS .............               N/A              N/A
    CLASS B/CLASS E......           (25,721)(6)         (41,042)
    INSTITUTIONAL
      CLASS .............               N/A              N/A
    SERVICE CLASS .......        (3,251,066)      (1,536,507)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 0(6)               0
    ADMINISTRATIVE
      CLASS .............               N/A              N/A
    CLASS B/CLASS E......                 0(6)               0
    INSTITUTIONAL
      CLASS .............               N/A              N/A
    SERVICE CLASS .......                 0                0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       384,509,519(6)     487,586,321
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        18,391,336(6)      38,964,610
  COST OF SHARES
    REDEEMED -
    CLASS A..............    (1,356,042,883)(6)    (362,778,775)
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      (953,142,028)(6)     163,772,156
                           ----------------  ---------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................               N/A              N/A
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................               N/A              N/A
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................               N/A              N/A
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...               N/A              N/A
                           ----------------  ---------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......         1,725,982(6)       2,427,450
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......            20,514(6)          40,453
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......        (2,951,181)(6)      (1,600,458)
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B/CLASS E........        (1,204,685)(6)         867,445
                           ----------------  ---------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................       731,376,920(7)             N/A
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................         1,406,629(7)             N/A
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................      (510,255,263)(7)             N/A
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....       222,528,286(7)             N/A
                           ----------------  ---------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................       231,243,670      229,896,292
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................         1,253,590        1,528,404
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................      (301,267,577)    (162,653,517)
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................       (68,770,317)      68,771,179
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........      (800,627,843)     233,433,775
                           ----------------  ---------------
NET ASSETS
-------------------------
  ENDING NET ASSETS......  $    222,523,000  $ 1,023,150,843
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............       384,509,519(6)     487,586,321
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        18,391,336(6)      38,964,610
  SHARES REDEEMED -
    CLASS A..............    (1,356,081,065)(6)    (362,778,775)
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................      (953,180,210)(6)     163,772,156
                           ----------------  ---------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................               N/A              N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................               N/A              N/A
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............               N/A              N/A
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...               N/A              N/A
                           ----------------  ---------------
  SHARES SOLD -
    CLASS B/CLASS E......         1,725,982(6)       2,427,450
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......            20,514(6)          40,453
  SHARES REDEEMED -
    CLASS B/CLASS E......        (2,951,222)(6)      (1,600,458)
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........        (1,204,726)(6)         867,445
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............       731,376,920(7)             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............         1,406,629(7)             N/A
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................      (510,255,263)(7)             N/A
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....       222,528,286(7)             N/A
                           ----------------  ---------------
  SHARES SOLD - SERVICE
    CLASS................       231,243,670      229,896,292
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................         1,253,590        1,528,404
  SHARES REDEEMED -
    SERVICE CLASS........      (301,267,577)    (162,653,517)
                           ----------------  ---------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........       (68,770,317)      68,771,179
                           ----------------  ---------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $              4  $        11,637
                           ----------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 TREASURY PLUS INSTITUTIONAL
                                      MONEY MARKET FUND
                           ----------------------------------------
                                   (UNAUDITED)
                                   FOR THE SIX              FOR THE
                                  MONTHS ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   MARCH 31, 2000 (8)
-------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $       858,742,483  $    2,170,334,965
OPERATIONS:
  NET INVESTMENT
    INCOME...............           29,042,854          82,558,288
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........               16,625             (29,640)
                           -------------------  ------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............           29,059,479          82,528,648
                           -------------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                  N/A         (24,950,102)(9)
    ADMINISTRATIVE
     CLASS ..............                  N/A          (2,208,198)
    CLASS B/CLASS E......                  N/A         (13,974,099)(9)
    INSTITUTIONAL
     CLASS ..............          (12,705,517)        (29,064,561)
    SERVICE CLASS .......          (16,337,337)        (12,361,328)
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                  N/A                   0(9)
    ADMINISTRATIVE
     CLASS ..............                  N/A                 N/A
    CLASS B/CLASS E......                  N/A                   0(9)
    INSTITUTIONAL
     CLASS ..............                    0                   0
    SERVICE CLASS .......                    0                   0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                  N/A       1,284,191,796(9)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A           3,111,729(9)
  COST OF SHARES
    REDEEMED -
    CLASS A..............                  N/A      (1,831,221,877)(9)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                  N/A        (543,918,352)(9)
                           -------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - ADMINISTRATIVE
    CLASS................                  N/A          85,867,401(10)
  REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A           2,358,799(10)
  COST OF SHARES
    REDEEMED -
    ADMINISTRATIVE
    CLASS................                  N/A        (188,319,973)(10)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS...                  N/A        (100,093,773)(10)
                           -------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
    CLASS B/CLASS E......                  N/A         841,125,549(9)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                   0(9)
  COST OF SHARES
    REDEEMED -
    CLASS B/CLASS E......                  N/A      (1,425,568,024)(9)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B/
  CLASS E................                  N/A        (584,442,475)(9)
                           -------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS................       24,085,510,967      48,358,025,436
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS................            2,472,792          10,680,288
  COST OF SHARES
    REDEEMED -
    INSTITUTIONAL
    CLASS................      (24,043,557,907)    (48,472,242,565)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....           44,425,852        (103,536,841)
                           -------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - SERVICE
    CLASS................        3,693,931,377       4,609,832,463
  REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            4,131,939           8,789,197
  COST OF SHARES
    REDEEMED - SERVICE
    CLASS................       (3,556,663,447)     (4,598,193,061)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE
  CLASS..................          141,399,869          20,428,599
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          185,842,346      (1,311,592,482)
                           -------------------  ------------------
NET ASSETS
-------------------------------------------------------------------
  ENDING NET ASSETS......  $     1,044,584,829  $      858,742,483
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD -
    CLASS A..............                  N/A       1,284,191,796(9)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                  N/A           3,111,729(9)
  SHARES REDEEMED -
    CLASS A..............                  N/A      (1,831,248,142)(9)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                  N/A        (543,944,617)(9)
                           -------------------  ------------------
  SHARES SOLD -
    ADMINISTRATIVE
    CLASS................                  N/A          85,867,401(10)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    ADMINISTRATIVE
    CLASS................                  N/A           2,358,799(10)
  SHARES REDEEMED -
    ADMINISTRATIVE
    CLASS ...............                  N/A        (188,320,695)(10)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  ADMINISTRATIVE CLASS...                  N/A        (100,094,495)(10)
                           -------------------  ------------------
  SHARES SOLD -
    CLASS B/CLASS E......                  N/A         841,125,549(9)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B/CLASS E......                  N/A                   0(9)
  SHARES REDEEMED -
    CLASS B/CLASS E......                  N/A      (1,425,570,489)(9)
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING -
  CLASS B/CLASS E........                  N/A        (584,444,940)(9)
  SHARES SOLD -
    INSTITUTIONAL
    CLASS ...............       24,085,510,967      48,358,025,436
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS ...............            2,472,792          11,059,800
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS................      (24,043,557,907)    (48,472,616,799)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           44,425,852        (103,531,563)
                           -------------------  ------------------
  SHARES SOLD - SERVICE
    CLASS................        3,693,931,377       4,609,832,463
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS - SERVICE
    CLASS................            4,131,939           9,609,868
  SHARES REDEEMED -
    SERVICE CLASS........       (3,556,663,447)     (4,599,026,227)
                           -------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  SERVICE CLASS..........          141,399,869          20,416,104
                           -------------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                 0  $                0
                           -------------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)      MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   This class of shares commenced operations on November 8, 1999.

(2) "Proceeds from shares sold" includes $2,053,684,696 for Service Class, and "Shares sold" includes 2,053,752,793 for Service Class, as a result of the consolidation of the Service and Administrative Class shares of the Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $1,698,113,998 for the Institutional Class, and "Shares sold" includes 1,698,194,434 for the Institutional Class as a result of the consolidation of the Stagecoach Prime Money Market Fund.

(3) "Proceeds from shares sold" includes $35,535,275 for Institutional Class, and "Shares sold" includes 35,542,045 for Institutional Class as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.

(4) This class of shares merged into the Well Fargo National Tax-Free Money Market Fund on November 8, 1999.

(5) "Proceeds from shares sold" includes $59,954,527 for Class A, and "Shares sold" includes 59,955,742 for Class A as a result of the consolidation of the Stagecoach Government Money Market Fund.

(6) This class of shares merged into the Well Fargo Money Market Fund on November 8, 1999.

(7) The Institutional Class of shares became Service Class shares on November 8, 1999.

(8) "Proceeds from shares sold" includes $106,952,490 for Service Class, and "Shares sold" includes 106,961,046 for Service Class as a result of the consolidation of the Norwest Treasury Plus Money Market Fund.

(9) This class of shares merged into the Wells Fargo Treasury Plus Money Market Fund on November 8, 1999.

(10) The Administrative Class of shares became Service Class shares on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

/
MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS
                           NET ASSET         NET      UNREALIZED    FROM NET
                           VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT
                               SHARE      INCOME     INVESTMENTS      INCOME
----------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.02            0.00       (0.02)
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........       1.00        0.01            0.00       (0.01)

CASH INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.03            0.00       (0.03)
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......       1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31,
  1999...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1997 TO MAY 31,
  1998...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31,
  1997...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31,
  1996...................       1.00        0.05            0.00       (0.05)

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.03            0.00       (0.03)
JUNE 1, 1999 TO
  MARCH 31, 2000(3) .....       1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31,
  1999...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1997 TO MAY 31,
  1998...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31,
  1997...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31,
  1996...................       1.00        0.05            0.00       (0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.02            0.00       (0.02)
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......       1.00        0.03            0.00       (0.03)
JUNE 1, 1998 TO MAY 31,
  1999...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1996 TO MAY 31,
  1997...................       1.00        0.03            0.00       (0.03)
JUNE 1, 1995 TO MAY 31,
  1996...................       1.00        0.04            0.00       (0.04)

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.03            0.00       (0.03)
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......       1.00        0.04            0.00       (0.04)
JUNE 1, 1998 TO MAY 31,
  1999...................       1.00        0.04            0.00       (0.04)
JUNE 1, 1997 TO MAY 31,
  1998...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1996 TO MAY 31,
  1997...................       1.00        0.05            0.00       (0.05)
JUNE 1, 1995 TO MAY 31,
  1996...................       1.00        0.05            0.00       (0.05)

PRIME INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.03            0.00       (0.03)
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......       1.00        0.04            0.00       (0.04)
SEPTEMBER 2, 1998(2) TO
  MAY 31, 1999...........       1.00        0.04            0.00       (0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(5)
----------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....       1.00        0.03            0.00       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000.........       1.00        0.05            0.00       (0.05)
APRIL 1, 1998 TO
  MARCH 31, 1999.........       1.00        0.05            0.00       (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........       1.00        0.05            0.00       (0.05)
OCTOBER 1, 1996 TO
  MARCH 31, 1997(6)......       1.00        0.02            0.00       (0.02)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....       1.00        0.05            0.00       (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------              NET ASSETS AT
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS     TOTAL    END OF PERIOD
                                   GAINS      SHARE           INCOME   EXPENSES   EXPENSES(1)    RETURN  (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00   $    1.00           3.39%      0.45%         0.51%      1.70%  $      145,395
NOVEMBER 8, 1999(2) TO
  MARCH 31, 2000.........          0.00        1.00           2.69%      0.45%         0.51%      1.10%          75,697

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           6.08%      0.48%         0.55%      3.07%       9,680,235
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......          0.00        1.00           5.23%(4)   0.48%(4)      0.54%(4)   4.37%       9,082,788
JUNE 1, 1998 TO MAY 31,
  1999...................          0.00        1.00           4.91%(4)   0.48%(4)      0.57%(4)   5.04%       5,481,802
JUNE 1, 1997 TO MAY 31,
  1998...................          0.00        1.00           5.29%(4)   0.48%(4)      0.57%(4)   5.42%       4,685,818
JUNE 1, 1996 TO MAY 31,
  1997...................          0.00        1.00           5.07%      0.48%         0.49%      5.21%       2,147,894
JUNE 1, 1995 TO MAY 31,
  1996...................          0.00        1.00           5.36%      0.48%         0.49%      5.50%       1,739,549

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           5.93%      0.50%         0.57%      3.00%       2,806,681
JUNE 1, 1999 TO
  MARCH 31, 2000(3) .....          0.00        1.00           4.94%      0.50%         0.54%      4.18%       3,433,956
JUNE 1, 1998 TO MAY 31,
  1999...................          0.00        1.00           4.69%      0.50%         0.52%      4.81%       3,368,534
JUNE 1, 1997 TO MAY 31,
  1998...................          0.00        1.00           5.08%      0.50%         0.51%      5.20%       2,260,208
JUNE 1, 1996 TO MAY 31,
  1997...................          0.00        1.00           4.91%      0.49%         0.49%      5.04%       1,912,574
JUNE 1, 1995 TO MAY 31,
  1996...................          0.00        1.00           5.13%      0.50%         0.51%      5.27%       1,649,721

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           3.89%      0.45%         0.57%      1.96%         935,014
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......          0.00        1.00           3.05%      0.45%         0.57%      2.58%       1,124,073
JUNE 1, 1998 TO MAY 31,
  1999...................          0.00        1.00           2.91%      0.45%         0.57%      2.97%       1,019,589
JUNE 1, 1997 TO MAY 31,
  1998...................          0.00        1.00           3.32%      0.45%         0.59%      3.39%         977,693
JUNE 1, 1996 TO MAY 31,
  1997...................          0.00        1.00           3.21%      0.45%         0.70%      3.28%         635,655
JUNE 1, 1995 TO MAY 31,
  1996...................          0.00        1.00           3.41%      0.45%         0.72%      3.52%         592,436

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           5.57%      0.46%         0.55%      2.81%       2,120,421
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......          0.00        1.00           4.67%      0.46%         0.54%      3.94%       1,702,250
JUNE 1, 1998 TO MAY 31,
  1999...................          0.00        1.00           4.34%      0.46%         0.53%      4.49%       1,548,549
JUNE 1, 1997 TO MAY 31,
  1998...................          0.00        1.00           4.89%      0.46%         0.54%      5.00%       1,440,515
JUNE 1, 1996 TO MAY 31,
  1997...................          0.00        1.00           4.74%      0.46%         0.53%      4.87%       1,003,697
JUNE 1, 1995 TO MAY 31,
  1996...................          0.00        1.00           4.91%      0.46%         0.56%      5.04%         802,270

PRIME INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           6.07%      0.55%         0.66%      3.05%         721,105
JUNE 1, 1999 TO
  MARCH 31, 2000(3)......          0.00        1.00           5.15%(4)   0.55%(4)      0.93%(4)   4.30%         222,523
SEPTEMBER 2, 1998(2) TO
  MAY 31, 1999...........          0.00        1.00           4.69%(4)   0.54%(4)      0.74%(4)   3.59%          68,771

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(5)
------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....          0.00        1.00           5.80%      0.46%         0.56%      2.92%         609,705
APRIL 1, 1999 TO
  MARCH 31, 2000.........          0.00        1.00           5.04%      0.45%         0.63%      4.76%         468,150
APRIL 1, 1998 TO
  MARCH 31, 1999.........          0.00        1.00           4.70%      0.45%         0.70%      4.83%         447,886
APRIL 1, 1997 TO
  MARCH 31, 1998.........          0.00        1.00           5.07%      0.45%         0.65%      5.20%         367,111
OCTOBER 1, 1996 TO
  MARCH 31, 1997(6)......          0.00        1.00           4.91%      0.45%         0.61%      2.47%         483,401
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....          0.00        1.00           4.98%      0.45%         0.60%      5.03%       1,340,325

MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  Commencement of operations

(3)  The Fund changed its fiscal year-end from May 31 to March 31

(4) Includes expenses allocated from the affiliated Portfolio(s) in which the Fund invests.

(5) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells
     Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital
     Management, Incorporated.

(6)  The Fund changed its fiscal year end from September 30 to March 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.
   The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   Each Fund, with exception to the 100% Treasury Money Market and National Tax-Free Institutional Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

    Fund                                      Year Expires  Capital Loss Carryforwards
    CALIFORNIA TAX-FREE MONEY MARKET FUND           2002             $ 92,680

                                                    2003               31,569

                                                    2005              144,877

                                                    2006               25,929

                                                    2007              358,280

                                                    2008               10,810

    100% TREASURY MONEY MARKET FUND                 2008              780,757

    GOVERNMENT MONEY MARKET FUND                    2008              107,576

    NATIONAL TAX-FREE INSTITUTIONAL MONEY
      MARKET FUND                                   2008               47,645

    PRIME INVESTMENT MONEY MARKET FUND              2008                5,205

    TREASURY PLUS INSTITUTIONAL MONEY MARKET
      FUND                                          2008               12,004

   The 100% Treasury Money Market Fund has current post-October deferred capital losses of $385,239. Such losses will be recognized for tax purposes on the first day of the following tax year.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. ADVISORY FEES
   The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    CALIFORNIA TAX-FREE MONEY MARKET FUND                                  0.30

    CASH INVESTMENT MONEY MARKET FUND                                      0.10

    GOVERNMENT MONEY MARKET FUND                                           0.35

    NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                      0.10

    100% TREASURY MONEY MARKET FUND                                        0.35

    PRIME INVESTMENT MONEY MARKET FUND                                     0.10

    TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                          0.10

   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   There are no distribution fees for Service Class shares.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.
   The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2000 were as follows:

Fund                                                Service Class
CALIFORNIA TAX-FREE MONEY MARKET FUND                $         0

CASH INVESTMENT MONEY MARKET FUND                     11,503,681

GOVERNMENT MONEY MARKET FUND                                   0

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND      1,166,874

100% TREASURY MONEY MARKET FUND                                0

PRIME INVESTMENT MONEY MARKET FUND                       702,628

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND            704,667

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of September 30, 2000, Stephens owned 10 shares of the California Tax-Free Money Market Fund Service Class, 86 shares of the Cash Investment Money Market Fund Service Class and 13,612 shares of the Treasury Plus Institutional Money Market Fund Service Class.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2000, were waived by WFB.

10. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
CALIFORNIA TAX-FREE MONEY MARKET FUND                                               CALIFORNIA TAX-FREE MONEY MARKET
  (A)*                                                                              FUND

PRIME MONEY MARKET FUND (AD, SVC, I)      CASH INVESTMENT FUND (SVC)*               CASH INVESTMENT MONEY MARKET
                                                                                    FUND

GOVERNMENT MONEY MARKET FUND (A)          U.S. GOVERNMENT FUND (SVC)*               GOVERNMENT MONEY MARKET FUND

NATIONAL TAX-FREE MONEY MARKET FUND (I)   MUNICIPAL MONEY MARKET FUND (SVC)*        NATIONAL TAX-FREE INSTITUTIONAL
                                                                                    MONEY MARKET FUND

                                          TREASURY FUND (SVC)*                      100% TREASURY MONEY MARKET FUND

                                          READY CASH INVESTMENT FUND (I)*           PRIME INVESTMENT MONEY MARKET
                                                                                    FUND

TREASURY PLUS MONEY MARKET FUND (AD,      TREASURY PLUS FUND (SVC)                  TREASURY PLUS INSTITUTIONAL MONEY
  SVC, I)*                                                                          MARKET FUND

     *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Cash Investment Money Market Fund acquired all of the net assets attributable to Administrative, Service and
  Institutional share classes of the Stagecoach Prime Money Market Fund and all of the net assets of the Service class of the Norwest Advantage Cash Investment Fund. The Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund exchanged their 3,751,947,227 shares for 3,751,947,227 shares of the Wells Fargo Cash Investment Money Market Fund. Concurrent with the Consolidation, Administrative shares of the Stagecoach Prime Money Market Fund became Service shares of the Wells Fargo Cash Investment Money Market Fund.
   In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.
   In the Consolidation, the Wells Fargo National Tax-Free Institutional Money Market Fund acquired all of the net assets of the Institutional share class of the Stagecoach National Tax-Free Money Market Fund and all of the net assets of the Service share class of the Norwest Advantage Municipal Money Market Fund. The Institutional share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 35,542,045 shares for 35,542,045 shares of the Wells Fargo National Tax-Free Institutional Money Market Fund.
   In the Consolidation, the Wells Fargo Treasury Plus Institutional Money Market Fund acquired all of the net assets of the Administrative, Service and Institutional shares of the Stagecoach Treasury Plus Money Market Fund and the Service shares of the Norwest Advantage Treasury Plus Fund. The Norwest Advantage Treasury Plus Fund exchanged its 106,961,046 shares for 106,961,046 shares of the Wells Fargo Treasury Plus Institutional Money Market Fund. Concurrent with the Consolidation, the Administrative

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

  shares of the Stagecoach Treasury Plus Money Market Fund became Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund.
   At the time of the Consolidation, the Cash Investment Money Market and Prime Investment Money Market Funds, structured as "Gateway" Funds in a "Core-Gateway" structure, were restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through "Core" portfolios (Prime Money Market Portfolio, Money Market Portfolio).

MONEY MARKET FUNDS                                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
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[RECYCLED LOGO]                                                  SAR 006 (11/00)